LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments
September 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–48.26%
Australia–0.27%
AGL Energy Ltd.	74,720	$ 325,960
†Atlassian Corp. PLC Class A	1,486	312,937
Australia & New Zealand Banking Group Ltd.	8,119	118,852
BHP Group Ltd.	87,175	2,167,006
CSL Ltd.	1,151	209,329
Endeavour Group Ltd.	60,152	270,331
Goodman Group	14,452	146,064
Origin Energy Ltd.	12,334	40,924
QBE Insurance Group Ltd.	33,348	247,430
=,πQuintis Australia Pty. Ltd.	3,249,491	0
South32 Ltd.	414,667	984,381
Treasury Wine Estates Ltd.	24,373	196,114
Woodside Energy Group Ltd.	16,261	332,237
Woolworths Group Ltd.	3,511	76,296
		5,427,861
Belgium–0.02%
KBC Group NV	7,021	333,175
		333,175
Brazil–0.05%
†Embraer SA	62,927	136,135
Engie Brasil Energia SA	22,067	157,781
†NU Holdings Ltd. Class A	64,614	284,301
Sendas Distribuidora SA	59,121	192,344
Suzano SA	8,383	69,419
Vale SA	16,914	226,321
		1,066,301
Canada–0.92%
Barrick Gold Corp.	5,950	92,221
Canadian Imperial Bank of Commerce	5,974	261,475
Canadian National Railway Co.	4,586	495,269
Enbridge, Inc.	386,306	14,324,098
George Weston Ltd.	1,220	127,736
Imperial Oil Ltd.	5,279	228,571
†Lululemon Athletica, Inc.	471	131,673
National Bank of Canada	1,599	100,222
Nutrien Ltd.	11,226	936,211
Pembina Pipeline Corp.	3,719	112,969
Suncor Energy, Inc.	6,583	185,383
TC Energy Corp.	34,408	1,385,935
		18,381,763
Cayman Islands–0.04%
†,✧✧Hedosophia European Growth	76,087	734,505
		734,505
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Chile–0.03%
Sociedad Quimica y Minera de Chile SA ADR	6,363	$ 577,442
		577,442
China–1.58%
†AAC Technologies Holdings, Inc.	14,500	22,536
Agricultural Bank of China Ltd. Class H	1,003,000	300,193
Aier Eye Hospital Group Co. Ltd. Class A	69,419	280,037
†Alibaba Group Holding Ltd.	338,628	3,379,283
Amoy Diagnostics Co. Ltd. Class A	92,170	298,996
Anhui Gujing Distillery Co. Ltd. Class B	1,400	20,680
ANTA Sports Products Ltd.	7,200	75,577
Asymchem Laboratories Tianjin Co. Ltd. Class A	12,499	242,998
†Baidu, Inc. Class A	7,000	103,048
Bank of China Ltd. Class H	173,000	56,501
BYD Co. Ltd. Class A	72,809	2,582,502
BYD Co. Ltd. Class H	12,000	295,627
BYD Electronic International Co. Ltd.	3,000	7,169
†China Feihe Ltd.	43,000	30,023
China Hongqiao Group Ltd.	30,500	24,968
China Life Insurance Co. Ltd. Class H	38,000	48,618
†China Mengniu Dairy Co. Ltd.	26,000	102,781
China Merchants Bank Co. Ltd. Class H	30,000	138,836
China Pacific Insurance Group Co. Ltd. Class H	39,600	72,720
China Petroleum & Chemical Corp. Class H	790,000	337,351
China Resources Land Ltd.	16,000	62,670
China Resources Power Holdings Co. Ltd.	18,000	27,795
China Tourism Group Duty Free Corp. Ltd. Class A	9,900	273,538
†Contemporary Amperex Technology Co. Ltd. Class A	56,364	3,173,562
COSCO SHIPPING Holdings Co. Ltd. Class H	116,750	135,800
Country Garden Services Holdings Co. Ltd.	145,000	211,703
CSPC Pharmaceutical Group Ltd.	86,000	85,241
Dali Foods Group Co. Ltd.	41,000	17,656
ENN Energy Holdings Ltd.	2,800	37,333
LVIP BlackRock Global Allocation Fund–1

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Foshan Haitian Flavouring & Food Co. Ltd. Class A	40,960	$ 477,095
Ganfeng Lithium Co. Ltd. Class H	144,200	952,586
Glodon Co. Ltd. Class A	47,064	302,213
Great Wall Motor Co. Ltd. Class H	238,500	271,900
Gree Electric Appliances, Inc. of Zhuhai Class A	59,600	272,030
†Guangzhou Baiyun International Airport Co. Ltd. Class A	87,000	174,072
†Haidilao International Holding Ltd.	152,000	294,831
Haier Smart Home Co. Ltd. Class H	11,200	34,081
Hangzhou Robam Appliances Co. Ltd. Class A	87,400	281,670
Hangzhou Tigermed Consulting Co. Ltd. Class H	26,600	213,857
Hundsun Technologies, Inc. Class A	96,077	457,165
†Hygeia Healthcare Holdings Co. Ltd.	52,400	293,114
Industrial & Commercial Bank of China Ltd. Class H	959,000	449,873
†JD Health International, Inc.	128,500	731,980
JD.com, Inc. Class A	18,569	468,462
Jiangsu Hengrui Medicine Co. Ltd. Class A	68,440	337,322
Jinxin Fertility Group Ltd.	446,500	217,227
JiuGui Liquor Co. Ltd. Class A	6,100	107,756
†Kindstar Globalgene Technology, Inc.	474,000	107,219
Kingsoft Corp. Ltd.	111,400	294,758
Kweichow Moutai Co. Ltd. Class A	1,900	500,044
Lenovo Group Ltd.	326,000	225,492
†Li Auto, Inc. ADR	57,524	1,323,627
†Meituan Class B	28,000	588,460
†Microport Cardioflow Medtech Corp.	1,283,000	357,935
Ming Yuan Cloud Group Holdings Ltd.	96,000	56,475
NetEase, Inc.	9,050	136,559
NetEase, Inc. ADR	221	16,708
Nongfu Spring Co. Ltd. Class H	40,200	232,487
PetroChina Co. Ltd. Class H	452,000	184,773
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Pharmaron Beijing Co. Ltd. Class A	3,850	$ 29,266
Pharmaron Beijing Co. Ltd. Class H	25,000	120,942
PICC Property & Casualty Co. Ltd. Class H	36,000	37,227
Ping An Insurance Group Co. of China Ltd. Class H	30,500	152,158
SG Micro Corp. Class A	9,200	182,122
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	46,500	112,255
Shanghai Jinjiang International Hotels Co. Ltd. Class A	34,200	277,167
Shenzhou International Group Holdings Ltd.	9,200	71,038
TBEA Co. Ltd. Class A	26,800	81,367
Tencent Holdings Ltd.	155,500	5,252,216
†Tianqi Lithium Corp. Class A	10,300	144,977
Tingyi Cayman Islands Holding Corp.	14,000	24,110
Venustech Group, Inc. Class A	91,100	258,780
Want Want China Holdings Ltd.	82,000	53,551
†Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	71,370	223,407
WuXi AppTec Co. Ltd. Class A	24,789	248,674
†Wuxi Biologics Cayman, Inc.	50,984	303,500
Yifeng Pharmacy Chain Co. Ltd. Class A	21,260	148,608
Yonyou Network Technology Co. Ltd. Class A	139,830	344,935
Yum China Holdings, Inc.	5,750	272,915
Zhongsheng Group Holdings Ltd.	13,000	51,549
Zijin Mining Group Co. Ltd. Class A	42,400	46,618
Zijin Mining Group Co. Ltd. Class H	134,000	129,701
ZTE Corp. Class H	47,800	85,363
		31,459,959
Denmark–0.16%
AP Moller - Maersk AS Class B	45	81,775
Chr Hansen Holding AS	1,252	61,673
DSV AS	6,601	773,290
Novo Nordisk AS Class B	21,431	2,134,909

LVIP BlackRock Global Allocation Fund–2

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Denmark (continued)
Pandora AS	2,728	$ 127,578
		3,179,225
Finland–0.03%
Fortum Oyj	27,929	375,283
Kone Oyj Class B	3,311	127,568
Wartsila OYJ Abp	25,892	165,396
		668,247
France–1.72%
Arkema SA	25,428	1,853,166
†Atos SE	14,832	117,252
BNP Paribas SA	67,199	2,838,434
Carrefour SA	8,804	122,103
Cie de Saint-Gobain	116,815	4,176,789
Danone SA	51,480	2,434,247
Engie SA	9,142	105,224
EssilorLuxottica SA	30,522	4,148,636
Hermes International	2,055	2,416,926
Kering SA	671	297,621
La Francaise des Jeux SAEM	9,817	291,211
L'Oreal SA	2,480	792,960
LVMH Moet Hennessy Louis Vuitton SE	20,672	12,187,688
Remy Cointreau SA	652	108,198
Schneider Electric SE	2,226	251,428
Societe Generale SA	48,113	951,487
TotalEnergies SE	25,577	1,199,933
†Unibail-Rodamco-Westfield	1,128	46,677
		34,339,980
Germany–2.30%
adidas AG	1,179	135,539
BASF SE	4,467	171,436
†Commerzbank AG	133,084	947,426
Deutsche Boerse AG	1,289	211,301
Deutsche Telekom AG	460,730	7,842,391
Fresenius Medical Care AG & Co. KGaA	4,560	128,469
Fresenius SE & Co. KGaA	7,826	166,813
Infineon Technologies AG	44,028	963,510
LANXESS AG	591	17,199
Mercedes-Benz Group AG	148,007	7,484,274
SAP SE	131,950	10,753,283
Siemens AG	101,259	9,897,343
Symrise AG	9,194	896,529
Telefonica Deutschland Holding AG	78,479	158,670
Uniper SE	24,204	91,351
Vantage Towers AG	231,688	5,993,767
		45,859,301
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong–0.29%
AIA Group Ltd.	525,600	$ 4,376,094
ASMPT Ltd.	31,600	191,558
China Construction Bank Corp. Class H	719,000	415,008
China Gas Holdings Ltd.	11,200	13,396
China National Building Material Co. Ltd. Class H	36,000	27,411
China Resources Gas Group Ltd.	27,800	88,143
†Dongfeng Motor Group Co. Ltd. Class H	150,000	80,184
Orient Overseas International Ltd.	12,500	217,538
†Samsonite International SA	31,500	75,550
SITC International Holdings Co. Ltd.	107,000	196,231
WH Group Ltd.	134,000	84,278
		5,765,391
India–0.02%
HCL Technologies Ltd.	12,591	142,997
Indian Oil Corp. Ltd.	62,909	51,453
Vedanta Ltd.	53,620	175,960
		370,410
Ireland–0.04%
Kingspan Group PLC	7,758	349,533
Seagate Technology Holdings PLC	4,903	260,987
Trane Technologies PLC	1,237	179,130
		789,650
Israel–0.28%
†Nice Ltd. Sponsored ADR	29,167	5,490,396
		5,490,396
Italy–0.23%
Enel SpA	69,210	283,846
Ferrari NV	7,441	1,377,967
FinecoBank Banca Fineco SpA	10,210	126,098
Intesa Sanpaolo SpA	1,592,327	2,632,141
UniCredit SpA	9,290	94,053
		4,514,105
Japan–0.97%
AGC, Inc.	900	28,019
Astellas Pharma, Inc.	19,100	253,023
BayCurrent Consulting, Inc.	1,000	259,433
CyberAgent, Inc.	5,500	46,311
East Japan Railway Co.	3,700	189,753
FANUC Corp.	47,800	6,711,802
Food & Life Cos. Ltd.	12,900	197,836

LVIP BlackRock Global Allocation Fund–3

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Fujitsu Ltd.	1,300	$ 142,547
†Hino Motors Ltd.	44,900	185,634
Honda Motor Co. Ltd.	8,000	173,646
Hoya Corp.	42,800	4,124,146
Inpex Corp.	20,000	186,542
Japan Post Bank Co. Ltd.	30,700	214,599
Kao Corp.	1,500	61,035
Keyence Corp.	4,513	1,491,819
Kobayashi Pharmaceutical Co. Ltd.	1,400	82,044
Kose Corp.	20,300	2,093,018
Kyowa Kirin Co. Ltd.	6,900	158,646
Mazda Motor Corp.	26,100	173,308
Mitsubishi Electric Corp.	22,600	204,486
Morinaga Milk Industry Co. Ltd.	3,800	111,401
MS&AD Insurance Group Holdings, Inc.	900	23,834
Oracle Corp. Japan	3,200	169,616
Recruit Holdings Co. Ltd.	26,055	750,531
Ryohin Keikaku Co. Ltd.	19,400	162,331
Sega Sammy Holdings, Inc.	15,200	207,017
Shionogi & Co. Ltd.	3,400	164,200
Sysmex Corp.	900	48,093
Terumo Corp.	7,600	213,638
Toyota Motor Corp.	12,100	158,152
Yamato Holdings Co. Ltd.	8,300	124,644
ZOZO, Inc.	13,900	278,245
		19,389,349
Jordan–0.00%
Hikma Pharmaceuticals PLC	4,787	72,154
		72,154
Macau–0.00%
†Sands China Ltd.	20,800	51,797
		51,797
Mexico–0.03%
Fomento Economico Mexicano SAB de CV	76,892	482,286
Grupo Aeroportuario del Sureste SAB de CV Class B	5,788	113,809
		596,095
Netherlands–1.14%
†Adyen NV	3,119	3,889,896
ASML Holding NV	21,468	8,893,738
Heineken NV	1,891	165,143
ING Groep NV	1,033,759	8,857,689
Koninklijke Ahold Delhaize NV	25,326	645,089
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Netherlands (continued)
Koninklijke Philips NV	4,742	$ 73,010
Koninklijke Vopak NV	1,481	26,946
Wolters Kluwer NV	1,584	154,240
		22,705,751
Norway–0.04%
Norsk Hydro ASA	121,396	651,401
Yara International ASA	4,163	146,101
		797,502
Poland–0.00%
Polski Koncern Naftowy ORLEN SA	7,309	78,461
		78,461
Republic of Korea–0.49%
Amorepacific Corp.	17,557	1,237,929
Fila Holdings Corp.	2,137	46,232
Hana Financial Group, Inc.	16,641	408,619
KB Financial Group, Inc.	3,854	116,385
Kia Corp.	2,894	144,040
LG Chem Ltd.	3,699	1,365,802
LG Display Co. Ltd.	8,480	70,277
†LG Energy Solution Ltd.	13,510	3,983,535
Samsung Electronics Co. Ltd.	5,074	186,313
Samsung Fire & Marine Insurance Co. Ltd.	673	86,076
Samsung SDI Co. Ltd.	5,213	1,960,836
SK Telecom Co. Ltd.	7,342	259,199
		9,865,243
Russia–0.00%
=,†,πLUKOIL PJSC	236	0
=,πMagnit PJSC	55	0
=,†,πMagnit PJSC GDR	1	0
=,πMMC Norilsk Nickel PJSC	28	0
=,πNovatek PJSC GDR	520	0
		0
Saudi Arabia–0.00%
Dr Sulaiman Al Habib Medical Services Group Co.	660	36,335
		36,335
South Africa–0.01%
Anglo American Platinum Ltd.	912	64,683
Kumba Iron Ore Ltd.	9,031	191,576
		256,259
Spain–0.32%
Cellnex Telecom SA	193,729	5,975,875
Endesa SA	5,760	86,513

LVIP BlackRock Global Allocation Fund–4

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Spain (continued)
Iberdrola SA	9,315	$ 86,855
Industria de Diseno Textil SA	11,135	229,789
		6,379,032
Sweden–0.47%
†Atlas Copco AB Class A	89,950	836,027
Epiroc AB Class A	53,595	766,703
Evolution AB	2,992	236,510
H & M Hennes & Mauritz AB Class B	15,115	139,740
Hexagon AB Class B	81,416	760,355
Husqvarna AB Class B	10,157	56,304
Swedbank AB Class A	46,722	613,262
Telefonaktiebolaget LM Ericsson Class B	40,659	237,670
Telia Co. AB	60,333	173,764
×,=,†,πVolta	1,948	115,694
Volvo AB Class B	389,350	5,509,680
		9,445,709
Switzerland–0.98%
ABB Ltd.	8,265	213,398
Alcon, Inc.	5,126	297,746
Cie Financiere Richemont SA Class A	12,954	1,222,798
†Coca-Cola HBC AG	12,635	264,007
†Glencore PLC	1,316,771	6,919,648
Lonza Group AG	3,489	1,698,762
Nestle SA	14,745	1,594,779
Novartis AG	4,731	360,677
Roche Holding AG	1,785	581,076
Sika AG	509	102,305
Sonova Holding AG	1,090	239,866
STMicroelectronics NV	29,795	925,947
TE Connectivity Ltd.	44,901	4,955,274
Temenos AG	2,737	184,520
†VAT Group AG	327	66,358
		19,627,161
Taiwan–0.38%
†Evergreen Marine Corp. Taiwan Ltd.	800	3,647
MediaTek, Inc.	9,000	155,308
Nan Ya Printed Circuit Board Corp.	23,000	135,193
Taiwan Semiconductor Manufacturing Co. Ltd.	522,000	6,919,314
Unimicron Technology Corp.	101,000	369,731
		7,583,193
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Arab Emirates–0.00%
=,†NMC Health PLC	123,425	$ 0
		0
United Kingdom–2.57%
Admiral Group PLC	4,465	94,853
†Alphawave IP Group PLC	210,861	324,432
Anglo American PLC	59,845	1,796,895
AstraZeneca PLC	67,360	7,404,846
AstraZeneca PLC ADR	14,027	769,241
Auto Trader Group PLC	118,412	671,522
BP PLC	87,119	416,288
BP PLC ADR	5,850	167,018
Burberry Group PLC	10,341	206,566
†Capri Holdings Ltd.	49,972	1,920,924
Compass Group PLC	300,561	5,984,893
Dr Martens PLC	32,146	78,762
Experian PLC	9,590	280,724
†Genius Sports Ltd.	87,523	321,209
GSK PLC	17,823	257,412
Kingfisher PLC	60,016	146,092
Legal & General Group PLC	44,869	107,101
Linde PLC	5,623	1,515,905
Lloyds Banking Group PLC	18,362,476	8,299,605
National Grid PLC	6,631	68,260
NatWest Group PLC	95,068	236,788
Rio Tinto PLC	24,915	1,348,047
Shell PLC	197,508	4,926,466
Shell PLC ADR	78,950	3,928,552
Smith & Nephew PLC	4,517	52,139
Spirax-Sarco Engineering PLC	10,671	1,226,665
Unilever PLC	193,000	8,480,390
Willis Towers Watson PLC	1,847	371,136
		51,402,731
United States–32.87%
Abbott Laboratories	114,836	11,111,531
AbbVie, Inc.	65,320	8,766,597
Activision Blizzard, Inc.	10,354	769,716
†Adobe, Inc.	3,363	925,498
Advance Auto Parts, Inc.	1,642	256,710
Agilent Technologies, Inc.	1,934	235,078
Air Products & Chemicals, Inc.	37,829	8,803,943
†Airbnb, Inc. Class A	781	82,036
†Akamai Technologies, Inc.	1,463	117,508
Albemarle Corp.	16,940	4,479,614
Alcoa Corp.	41,575	1,399,415
†Align Technology, Inc.	2,015	417,327
Allegion PLC	10,997	986,211
†Alphabet, Inc. Class A	660	63,129
×,†Alphabet, Inc. Class C	245,610	23,615,402

LVIP BlackRock Global Allocation Fund–5

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
†Altair Engineering, Inc. Class A	19,967	$ 882,941
†,§AltC Acquisition Corp. Class A	62,781	612,743
Altria Group, Inc.	16,071	648,947
×,†Amazon.com, Inc.	186,441	21,067,833
American Express Co.	2,008	270,899
American Tower Corp.	48,393	10,389,977
Amgen, Inc.	1,852	417,441
†ANSYS, Inc.	5,592	1,239,746
APA Corp.	6,133	209,687
×Apple, Inc.	224,970	31,090,854
Applied Materials, Inc.	47,310	3,876,108
†Aptiv PLC	38,432	3,005,767
Archer-Daniels-Midland Co.	118,774	9,555,368
†AutoZone, Inc.	154	329,857
Baker Hughes Co.	12,849	269,315
Ball Corp.	6,042	291,949
Bank of America Corp.	273,801	8,268,790
†Berkshire Hathaway, Inc. Class B	426	113,751
†Boeing Co.	1,727	209,105
†Booking Holdings, Inc.	1,083	1,779,596
†Boston Scientific Corp.	198,280	7,679,384
Brown-Forman Corp. Class B	5,147	342,636
Bunge Ltd.	57,867	4,778,078
†Cadence Design Systems, Inc.	14,815	2,421,215
California Resources Corp.	38,980	1,498,001
×,=,†,πCaresyntax, Inc.	2,497	146,249
CDW Corp.	2,846	444,204
†Centene Corp.	5,993	466,315
CF Industries Holdings, Inc.	94,279	9,074,354
Charles Schwab Corp.	171,785	12,346,188
†Charter Communications, Inc. Class A	11,456	3,475,178
Chesapeake Energy Corp.	7,110	669,833
†Chipotle Mexican Grill, Inc.	656	985,811
Chubb Ltd.	5,188	943,593
Cigna Corp.	4,196	1,164,264
Cintas Corp.	364	141,301
Cisco Systems, Inc.	10,425	417,000
CME Group, Inc.	6,477	1,147,271
Comcast Corp. Class A	147,812	4,335,326
×ConocoPhillips	172,558	17,659,586
†Copart, Inc.	2,210	235,144
Corteva, Inc.	11,274	644,309
Costco Wholesale Corp.	18,102	8,549,032
†Crowdstrike Holdings, Inc. Class A	22,940	3,780,741
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Crown Castle, Inc.	2,504	$ 361,953
Crown Holdings, Inc.	2,073	167,975
1,†Crown PropTech Acquisitions	36,310	360,014
CSX Corp.	2,453	65,348
†Darling Ingredients, Inc.	5,474	362,105
†Datadog, Inc. Class A	25,945	2,303,397
†DaVita, Inc.	3,679	304,511
Deere & Co.	14,670	4,898,166
Dell Technologies, Inc. Class C	3,259	111,360
†Delta Air Lines, Inc.	9,706	272,350
Devon Energy Corp.	15,895	955,766
†Dexcom, Inc.	42,965	3,460,401
†Diversey Holdings Ltd.	209,984	1,020,522
Domino's Pizza, Inc.	7,321	2,270,974
Dow, Inc.	5,686	249,786
DR Horton, Inc.	67,664	4,557,170
†Dynatrace, Inc.	103,474	3,601,930
eBay, Inc.	7,988	294,038
†Edwards Lifesciences Corp.	38,797	3,205,796
Element Solutions, Inc.	18,099	294,471
Elevance Health, Inc.	1,622	736,777
Eli Lilly & Co.	9,577	3,096,723
Emerson Electric Co.	3,258	238,551
Energy Transfer LP	50,449	556,452
=,†,πEpic Games, Inc.	3,175	2,885,948
EQT Corp.	172,101	7,013,116
Equinix, Inc.	529	300,916
Essex Property Trust, Inc.	1,243	301,092
Eversource Energy	5,603	436,810
Excelerate Energy, Inc. Class A	16,862	394,571
†Expedia Group, Inc.	4,231	396,402
Extra Space Storage, Inc.	478	82,555
Exxon Mobil Corp.	48,679	4,250,164
†F5, Inc.	23,057	3,337,040
×,=,†,πFanatics Holdings, Inc.	37,931	2,375,619
FedEx Corp.	1,143	169,701
†Floor & Decor Holdings, Inc. Class A	9,800	688,548
FMC Corp.	3,867	408,742
†Fortinet, Inc.	51,768	2,543,362
Fortive Corp.	153,351	8,940,363
Freeport-McMoRan, Inc.	228,895	6,255,700
†Gartner, Inc.	995	275,307
†Generac Holdings, Inc.	1,880	334,903
General Dynamics Corp.	1,853	393,151
General Motors Co.	80,208	2,573,875
Genuine Parts Co.	504	75,257
Gilead Sciences, Inc.	8,770	541,021
=,†,πGrand Rounds, Inc.	1,035,048	1,593,974
†Green Plains, Inc.	14,476	420,817

LVIP BlackRock Global Allocation Fund–6

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Halliburton Co.	26,648	$ 656,074
Healthpeak Properties, Inc.	5,435	124,570
Hewlett Packard Enterprise Co.	8,588	102,884
Hilton Worldwide Holdings, Inc.	38,856	4,686,811
Home Depot, Inc.	24,472	6,752,804
HP, Inc.	4,753	118,445
×Humana, Inc.	35,135	17,047,151
†iHeartMedia, Inc. Class A	721	5,285
†Informatica, Inc. Class A	50,790	1,019,355
Intercontinental Exchange, Inc.	5,777	521,952
International Flavors & Fragrances, Inc.	45,165	4,102,337
Intuit, Inc.	7,855	3,042,399
†Intuitive Surgical, Inc.	26,227	4,915,989
=,†,πJawbone, Inc.	32,637	0
Johnson & Johnson	54,114	8,840,063
JPMorgan Chase & Co.	2,018	210,881
Juniper Networks, Inc.	5,097	133,134
Kinder Morgan, Inc.	12,826	213,425
Kroger Co.	3,765	164,719
Laboratory Corp. of America Holdings	529	108,345
Lam Research Corp.	282	103,212
†,✱Liberty Media Acquisition Corp.	155,303	1,545,265
†Liberty Media Corp.-Liberty SiriusXM Class A	86,646	3,298,613
†Liberty Media Corp.-Liberty SiriusXM Class C	119,901	4,521,467
†Lions Gate Entertainment Corp. Class A	54,289	403,367
†Live Nation Entertainment, Inc.	3,220	244,849
LKQ Corp.	2,400	113,160
Lockheed Martin Corp.	612	236,410
=,†,πLookout, Inc.	24,449	196,570
Lowe's Cos., Inc.	10,737	2,016,516
Lumen Technologies, Inc.	11,276	82,089
LyondellBasell Industries NV Class A	42,955	3,233,652
Marsh & McLennan Cos., Inc.	93,491	13,957,271
Masco Corp.	12,073	563,688
†Masimo Corp.	6,499	917,399
Mastercard, Inc. Class A	45,910	13,054,049
McDonald's Corp.	36,976	8,531,842
Merck & Co., Inc.	89,077	7,671,311
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
†Meta Platforms, Inc. Class A	2,136	$ 289,813
†Mettler-Toledo International, Inc.	280	303,554
MGM Resorts International	8,046	239,127
Micron Technology, Inc.	74,861	3,750,536
×Microsoft Corp.	141,385	32,928,588
†Mirion Technologies, Inc.	27,263	203,655
†Molina Healthcare, Inc.	1,121	369,751
†MongoDB, Inc.	2,170	430,875
Moody's Corp.	268	65,153
Morgan Stanley	77,565	6,128,411
Mosaic Co.	6,725	325,019
†Mr Cooper Group, Inc.	10,790	436,995
NetApp, Inc.	3,706	229,216
NextEra Energy, Inc.	121,064	9,492,628
NIKE, Inc. Class B	11,132	925,292
Norfolk Southern Corp.	1,934	405,463
Northrop Grumman Corp.	21,215	9,977,839
NVIDIA Corp.	28,445	3,452,939
ONEOK, Inc.	10,976	562,410
†Opendoor Technologies, Inc.	55,264	171,871
Otis Worldwide Corp.	24,991	1,594,426
Packaging Corp. of America	980	110,044
†Palo Alto Networks, Inc.	16,191	2,651,924
Park Hotels & Resorts, Inc.	13,228	148,947
†Paycom Software, Inc.	773	255,082
†Peloton Interactive, Inc. Class A	63,612	440,831
PepsiCo, Inc.	9,677	1,579,867
Philip Morris International, Inc.	3,007	249,611
Phillips 66	1,879	151,673
Pioneer Natural Resources Co.	9,862	2,135,419
PNC Financial Services Group, Inc.	2,003	299,288
Procter & Gamble Co.	849	107,186
Prologis, Inc.	3,151	320,142
Public Service Enterprise Group, Inc.	4,374	245,950
Quest Diagnostics, Inc.	2,770	339,851
Raymond James Financial, Inc.	55,802	5,514,354
ResMed, Inc.	10,139	2,213,344
†Rocket Lab USA, Inc.	33,454	136,158
S&P Global, Inc.	5,746	1,754,541
†Salesforce, Inc.	43,885	6,312,418
=,†,πSalt Pay Co. Ltd.	331	434,812
†Sarcos Technology & Robotics Corp.	14,029	31,144

LVIP BlackRock Global Allocation Fund–7

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
SBA Communications Corp.	2,010	$ 572,147
Schlumberger NV	21,357	766,716
†Seagen, Inc.	25,367	3,470,967
Sempra Energy	90,377	13,551,127
†ServiceNow, Inc.	10,958	4,137,850
=,†,πSnorkel AI, Inc.	4,461	41,264
†Snowflake, Inc. Class A	1,743	296,240
†Southwest Airlines Co.	4,599	141,833
†Splunk, Inc.	5,008	376,602
Starbucks Corp.	55,245	4,654,944
Starwood Property Trust, Inc.	20,439	372,399
Synchrony Financial	8,325	234,682
Tapestry, Inc.	6,794	193,153
†Tesla, Inc.	14,054	3,727,824
Thermo Fisher Scientific, Inc.	15,241	7,730,083
TJX Cos., Inc.	89,184	5,540,110
†Toast, Inc. Class A	23,881	399,290
Toll Brothers, Inc.	4,998	209,916
†,✧✧TPB Acquisition Corp. I Class A	18,190	180,627
Tractor Supply Co.	18,533	3,444,914
TransDigm Group, Inc.	1,529	802,450
Travelers Cos., Inc.	2,363	362,012
†Twilio, Inc. Class A	811	56,073
U.S. Bancorp	18,870	760,838
United Parcel Service, Inc. Class B	53,321	8,613,474
†United Rentals, Inc.	3,446	930,834
UnitedHealth Group, Inc.	30,233	15,268,874
†Univar Solutions, Inc.	7,288	165,729
Valero Energy Corp.	95,156	10,167,419
†VeriSign, Inc.	11,303	1,963,331
Verisk Analytics, Inc.	9,503	1,620,547
Verizon Communications, Inc.	8,156	309,683
Vertiv Holdings Co.	330,329	3,210,798
Visa, Inc. Class A	4,586	814,703
Vulcan Materials Co.	45,844	7,230,057
Walgreens Boots Alliance, Inc.	5,235	164,379
Walmart, Inc.	35,256	4,572,703
†Walt Disney Co.	54,669	5,156,927
Waste Connections, Inc.	3,261	440,659
Wells Fargo & Co.	128,977	5,187,455
†WillScot Mobile Mini Holdings Corp.	18,160	732,393
†Workday, Inc. Class A	3,395	516,787
†XPO Logistics, Inc.	50,135	2,232,010
†Zebra Technologies Corp. Class A	460	120,525
Zoetis, Inc.	8,156	1,209,453
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
†Zscaler, Inc.	12,475	$ 2,050,516
		656,517,709
Uruguay–0.01%
†MercadoLibre, Inc.	267	221,017
		221,017
Total Common Stock (Cost $1,025,030,727)		963,983,209
ΔCONVERTIBLE PREFERRED STOCKS–0.97%
Germany–0.09%
†Dr. Ing. h.c. F. Porsche AG	23,422	1,893,765
		1,893,765
United States–0.88%
2020 Cash Mandatory Exchangeable Trust	3,998	4,507,345
Aptiv PLC	14,270	1,358,504
Becton Dickinson & Co.	53,341	2,514,495
Boston Scientific Corp.	9,418	953,290
=,†,πDatabricks, Inc. Series F	60,501	3,699,636
=,†,πDatabricks, Inc. Series G	16,533	1,010,993
=,†,πGM Cruise Holdings LLC Class G	27,806	471,034
=,†,πLookout, Inc. Series F	285,629	2,296,457
Wells Fargo & Co. Series L	617	742,868
		17,554,622
Total Convertible Preferred Stocks (Cost $20,031,369)		19,448,387
ΔPREFERRED STOCKS–1.19%
Brazil–0.01%
Petroleo Brasileiro SA 38.60%	48,332	268,434
		268,434
Germany–0.03%
Porsche Automobil Holding SE 4.42%	7,642	430,574
Volkswagen AG 6.01%	458	55,964
		486,538
United States–1.15%
×,=,†,π10x Future Technologies Holdng	46,779	612,337
=,†,πBreeze Aviation Group, Inc. Series B	1,998	620,379
=,†,πBytedance Ltd. Series E	23,766	3,949,850
•Citigroup Capital XIII 7.61% (LIBOR03M + 6.37%) 10/30/40	66,462	1,854,290
×,=,†,πDream Finders Homes, Inc.	2,409	2,222,302
×,=,†,πExo Imaging, Inc. Series C	103,568	396,665

LVIP BlackRock Global Allocation Fund–8

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔPREFERRED STOCKS (continued)
United States (continued)
=,†,πFarmers Business Network, Inc. Series F	20,968	$ 1,077,965
=,†,πFarmers Business Network, Inc. Series G	3,171	163,021
=,†,πJumpcloud, Inc. Series E-1	491,634	2,207,437
=,†,πJumpcloud, Inc. Series F	32,336	145,189
×,=,†,πLesson Nine GmbH Series B	53,911	409,184
×,=,†,πLoadsmart, Inc. Series C	96,249	1,441,810
=,†,πLoadsmart, Inc. Series D	8,526	127,719
=,†,πMntn Digital Series D	20,836	255,658
=,†,πMythic AL, Inc. Series C	68,525	340,569
=,†,πNeon Pagamentos SA	3,076	1,540,953
=,†,πNoodle Partners, Inc. Series C	69,413	381,772
=,†,πPsiQuantum Corp. Series D	14,776	375,458
=,†,πRelativity Space, Inc. Series E	29,214	507,447
=,†,πSambaNova Systems, Inc. Series C	16,831	1,155,112
=,†,πSambaNova Systems, Inc. Series D	5,355	367,514
=,†,πSnorkel AI, Inc. Series C	15,980	147,815
×,=,†,πUrsa Major Technologies, Inc.	102,993	617,958
=,†,πVerge Genomics Series B	108,057	530,560
=,†,πZero Mass Water Series C-1	43,479	1,582,636
		23,031,600
Total Preferred Stocks (Cost $25,700,942)		23,786,572
ΔWARRANTS–0.01%
Cayman Islands–0.00%
†Hedosophia European Growth exp 5/13/27 exercise price EUR 11.5000	28,345	5,152
		5,152
Israel–0.00%
†Innovid Corp. exp 11/30/26 exercise price USD 11.5000	4,887	2,468
		2,468
Republic of Korea–0.00%
†Cano Health, Inc. exp 6/03/26 exercise price USD 11.5000	29,130	76,903
		76,903
Switzerland–0.00%
†Cie Financiere Richemont SA exp 11/23/22 exercise price CHF 67.0000	527	235
		235
	Number of Shares	Value (U.S. $)
ΔWARRANTS (continued)
United Kingdom–0.00%
†Genius Sports Ltd. exp 12/31/28 exercise price USD 11.5000	15,508	$ 11,318
		11,318
United States–0.01%
†Altus Power, Inc. exp 12/31/27 exercise price USD 11.0000	6,795	20,657
†Embark Technology, Inc. exp 11/10/26 exercise price USD 11.5000	7,993	557
†EVgo, Inc. exp 9/15/25 exercise price USD 11.5000	16,129	30,161
†Gores Holdings VIII, Inc. exp 12/31/27 exercise price USD 11.5000	4,931	4,754
†Highland Transcend Partners I Corp. exp 12/31/27 exercise price USD 11.5000	21,639	792
†Hippo Holdings, Inc. exp 7/30/26 exercise price USD 11.5000	12,653	2,151
†Latch, Inc. exp 6/04/26 exercise price USD 11.5000	20,232	1,627
†Lightning eMotors, Inc. exp 5/18/25 exercise price USD 11.5000	22,028	4,406
†Offerpad Solutions, Inc. exp 9/01/26 exercise price USD 11.5000	22,210	3,718
†Sarcos Technology & Robotics Corp. exp 6/15/27 exercise price USD 11.5000	44,727	15,297
†TPB Acquisition Corp. I exp 2/19/23 exercise price USD 11.5000	6,063	3,759
†TPG Pace Beneficial Finance Corp. exp 10/09/27 exercise price USD 11.5000	7,210	86
†Volta, Inc. exp 8/26/26 exercise price USD 11.5000	16,616	5,815
		93,780
Total Warrants (Cost $330,774)		189,856

LVIP BlackRock Global Allocation Fund–9

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔCONVERTIBLE BONDS–0.01%
India–0.00%
‡REI Agro Ltd. 5.50%, excercise price $5.5000 11/13/14	599,000	$ 5,990
		5,990
United States–0.01%
Lightning eMotors, Inc. 7.50%, excercise price $7.5000 5/15/24	253,000	168,244
Stem, Inc. 0.50%, excercise price $0.5000 12/1/28	73,000	54,166
		222,410
Total Convertible Bonds (Cost $255,799)		228,400
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.11%
United States–0.11%
•Federal National Mortgage Association Connecticut Avenue Securities 2022-R01
1B1 5.38% (SOFR30A + 3.10%) 10/25/41	256,301	230,874
1B1 5.43% (SOFR30A + 3.15%) 12/25/41	118,529	102,349
•Freddie Mac STACR REMIC Trust 2020-DNA6 5.28% (SOFR30A + 3.00%) 12/25/50	165,619	155,037
•Freddie Mac STACR REMIC Trust 2021-DNA2 5.68% (SOFR30A + 3.40%) 8/25/33	177,794	158,453
•Freddie Mac STACR REMIC Trust 2021-DNA3 5.78% (SOFR30A + 3.50%) 10/25/33	409,143	367,973
•Freddie Mac STACR REMIC Trust 2021-DNA6 5.68% (SOFR30A + 3.40%) 10/25/41	434,905	389,613
•Freddie Mac STACR REMIC Trust 2021-DNA7 5.93% (SOFR30A + 3.65%) 11/25/41	430,146	377,714
•Freddie Mac STACR REMIC Trust 2021-HQA1
B1 5.28% (SOFR30A + 3.00%) 8/25/33	302,798	235,664
B2 7.28% (SOFR30A + 5.00%) 8/25/33	135,790	105,542
•Freddie Mac STACR REMIC Trust 2022-DNA1 5.68% (SOFR30A + 3.40%) 1/25/42	138,145	118,936
Total Agency Collateralized Mortgage Obligations (Cost $2,281,706)		2,242,155
		Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.03%
United States–0.03%
•,*,♦Freddie Mac Multifamily Structured Pass Through Certificates
0.94% 5/25/29		6,399,367	$ 253,177
1.13% 10/25/30		1,723,390	105,904
1.47% 12/25/29		940,146	68,417
1.53% 7/25/30		278,340	23,121
1.64% 1/25/30		1,288,588	112,157
1.70% 4/25/30		547,703	49,565
1.81% 4/25/30		279,328	27,044
Total Agency Commercial Mortgage-Backed Securities (Cost $694,314)			639,385
AGENCY MORTGAGE-BACKED SECURITIES–1.07%
United States–1.07%
Fannie Mae S.F. 30 yr TBA
4.50% 10/1/52		8,010,000	7,630,151
4.50% 11/1/52		14,400,000	13,700,418
•Fannie Mae-Aces Series 2018-M13 A2 3.87% 9/25/30		69,678	66,170
Total Agency Mortgage-Backed Securities (Cost $21,878,625)			21,396,739
ΔCORPORATE BONDS–8.65%
Australia–0.68%
National Australia Bank Ltd. 3.38% 1/14/26		6,000	5,714
=,πOceana Australian Fixed Income Trust
10.00% 8/31/23	AUD	442,180	283,915
10.25% 8/31/25	AUD	820,556	542,583
=,@Quintis Australia Pty. Ltd. (PIK Rate 12.00%, Cash Rate 12.00%) 12.00% 10/1/28		6,149,065	5,842,227
=,@Quintis Australia Pty. Ltd. (PIK Rate 7.50%, Cash Rate 8.00%) 7.50% 10/1/26		6,870,789	6,870,789
			13,545,228
Belgium–0.05%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 3.65% 2/1/26		763,000	732,915
Anheuser-Busch InBev S.A. 4.00% 9/24/25	GBP	100,000	104,416
μKBC Group 1.25% 9/21/27	GBP	100,000	89,097
			926,428
Canada–0.26%
Bank of Montreal
μ 0.95% 1/22/27		494,000	427,357
4.25% 9/14/24		602,000	592,230
Canadian Pacific Railway Co. 4.00% 6/1/28		650,000	614,963

LVIP BlackRock Global Allocation Fund–10

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Canada (continued)
First Quantum Minerals Ltd. 6.88% 10/15/27		490,000	$ 441,000
Rogers Communications, Inc. 2.95% 3/15/25		798,000	759,672
Royal Bank of Canada
0.65% 7/29/24		17,000	15,790
0.75% 10/7/24		45,000	41,312
1.20% 4/27/26		8,000	6,964
3.63% 5/4/27		451,000	419,584
4.24% 8/3/27		655,000	624,831
Thomson Reuters Corp. 3.35% 5/15/26		9,000	8,432
Toronto-Dominion Bank
2.35% 3/8/24		706,000	681,141
2.80% 3/10/27		17,000	15,317
2.88% 4/5/27	GBP	100,000	94,761
4.29% 9/13/24		501,000	493,445
			5,236,799
China–0.00%
Fantasia Holdings Group Co. Ltd.
10.88% 1/9/23		233,000	20,115
‡ 11.75% 4/17/22		204,000	16,395
‡Yuzhou Group Holdings Co. Ltd. 8.50% 2/26/24		213,000	13,396
			49,906
France–0.02%
BNP Paribas S.A.
1.88% 12/14/27	GBP	100,000	86,194
3.38% 1/23/26	GBP	100,000	98,929
Societe Generale S.A. 1.88% 10/3/24	GBP	100,000	101,451
TotalEnergies Capital International S.A. 1.66% 7/22/26	GBP	100,000	95,170
			381,744
Germany–0.23%
Adler Pelzer Holding GmbH 4.13% 4/1/24	EUR	1,350,000	1,022,070
•APCOA Parking Holdings GmbH 5.00% (EURIBOR03M + 5.00%) 1/15/27	EUR	926,000	818,316
Deutsche Bank AG
2.63% 12/16/24	GBP	100,000	100,401
μ 4.00% 6/24/26	GBP	100,000	100,250
Douglas GmbH 6.00% 4/8/26	EUR	947,000	705,436
@Kirk Beauty SUN GmbH 8.25% 10/1/26	EUR	899,326	549,367
KME SE 6.75% 2/1/23	EUR	407,200	387,822
Mercedes-Benz Finance North America LLC
0.75% 3/1/24		420,000	395,544
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Germany (continued)
Mercedes-Benz Finance North America LLC (continued)
2.13% 3/10/25		454,000	$ 421,066
			4,500,272
Hong Kong–0.02%
μAIA Group Ltd. 2.70% 4/7/26		238,000	198,846
HKT Capital No. 6 Ltd. 3.00% 1/18/32		201,000	165,475
			364,321
India–0.01%
Indian Railway Finance Corp. Ltd. 3.25% 2/13/30		207,000	170,462
			170,462
Ireland–0.04%
Shire Acquisitions Investments Ireland DAC 2.88% 9/23/23		880,000	860,605
			860,605
Italy–0.20%
Castor SpA
6.00% 2/15/29	EUR	279,000	237,838
• 6.25% (EURIBOR03M + 5.25%) 2/15/29	EUR	890,000	794,441
•Forno d'Asolo SpA 6.69% (EURIBOR03M + 5.50%) 4/30/27	EUR	1,595,000	1,344,335
Marcolin SpA 6.13% 11/15/26	EUR	1,019,000	873,088
Shiba Bidco SpA 4.50% 10/31/28	EUR	1,022,000	770,990
			4,020,692
Japan–0.04%
NTT Finance 4.14% 7/26/24		398,000	392,553
Takeda Pharmaceutical Co. Ltd.
3.18% 7/9/50		361,000	239,487
4.40% 11/26/23		200,000	198,708
			830,748
Luxembourg–0.18%
EIG Pearl Holdings Sarl 3.55% 8/31/36		206,000	164,230
Garfunkelux Holdco 3 SA
6.75% 11/1/25	EUR	518,000	391,563
7.75% 11/1/25	GBP	880,000	766,400
Herens Midco Sarl 5.25% 5/15/29	EUR	1,189,000	729,383
Picard Bondco SA 5.38% 7/1/27	EUR	830,000	739,051
Sani/Ikos Financial Holdings 1 Sarl 5.63% 12/15/26	EUR	787,000	725,021
			3,515,648

LVIP BlackRock Global Allocation Fund–11

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Netherlands–0.08%
μCooperatieve Rabobank UA 1.88% 7/12/28	GBP	100,000	$ 88,422
ING Groep 3.00% 2/18/26	GBP	100,000	98,083
ING Groep NV
μ 1.40% 7/1/26		6,000	5,298
μ 3.87% 3/28/26		38,000	36,025
4.63% 1/6/26		13,000	12,503
Minejesa Capital BV 4.63% 8/10/30		204,000	168,300
Mondelez International Holdings Netherlands BV
1.25% 9/24/26		4,000	3,429
4.25% 9/15/25		322,000	315,185
NXP BV/NXP Funding LLC 5.35% 3/1/26		125,000	123,444
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.25% 11/30/51		147,000	87,831
Titan Holdings II BV 5.13% 7/15/29	EUR	616,000	472,404
Volkswagen Financial Services
1.88% 12/3/24	GBP	100,000	100,558
4.25% 10/9/25	GBP	100,000	102,883
			1,614,365
Republic of Korea–0.02%
μHanwha Life Insurance Co. Ltd. 3.38% 2/4/32		200,000	167,142
SK Hynix, Inc. 2.38% 1/19/31		200,000	147,882
			315,024
Singapore–0.01%
BOC Aviation Ltd. 3.50% 9/18/27		222,000	203,488
			203,488
Spain–0.03%
μBanco Santander S.A. 3.13% 10/6/26	GBP	400,000	393,482
Telefonica Emisiones S.A.
5.29% 12/9/22	GBP	50,000	55,782
5.38% 2/2/26	GBP	200,000	212,584
			661,848
Sweden–0.04%
μSwedbank AB 1.38% 12/8/27	GBP	100,000	88,447
Verisure Holding AB
3.88% 7/15/26	EUR	236,000	198,519
9.25% 10/15/27	EUR	459,000	457,085
Verisure Midholding AB 5.25% 2/15/29	EUR	160,000	115,254
			859,305
Switzerland–0.06%
Novartis Capital Corp. 3.00% 11/20/25		14,000	13,311
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Switzerland (continued)
μUBS Group AG
1.01% 7/30/24		785,000	$ 757,369
4.49% 5/12/26		200,000	192,759
4.70% 8/5/27		276,000	261,648
			1,225,087
United Kingdom–0.58%
AstraZeneca PLC 2.13% 8/6/50		453,000	260,799
Barclays PLC
μ 2.38% 10/6/23	GBP	100,000	111,639
3.00% 5/8/26	GBP	100,000	95,474
3.25% 2/12/27	GBP	100,000	93,469
BCP V Modular Services Finance II PLC 6.13% 11/30/28	GBP	1,278,000	1,106,050
BCP V Modular Services Finance PLC 6.75% 11/30/29	EUR	1,704,000	1,152,304
BG Energy Capital 5.13% 12/1/25	GBP	200,000	214,562
Boparan Finance PLC 7.63% 11/30/25	GBP	1,199,000	868,577
Connect Finco SARL/Connect U.S. Finco LLC 6.75% 10/1/26		417,000	364,688
Constellation Automotive Financing PLC 4.88% 7/15/27	GBP	347,000	262,492
Deuce Finco Plc 5.50% 6/15/27	GBP	2,515,000	2,092,052
GlaxoSmithKline Capital PLC 3.00% 6/1/24		689,000	670,686
μHSBC Holdings PLC
0.73% 8/17/24		680,000	648,279
0.98% 5/24/25		66,000	60,638
1.75% 7/24/27	GBP	100,000	89,685
Informa PLC 3.13% 7/5/26	GBP	100,000	96,087
Inspired Entertainment Financing PLC 7.88% 6/1/26	GBP	734,000	762,835
Kane Bidco Ltd.
5.00% 2/15/27	EUR	673,000	554,042
6.50% 2/15/27	GBP	808,000	773,883
Lloyds Bank PLC 3.50% 5/14/25		14,000	13,248
Lloyds Banking Group 2.25% 10/16/24	GBP	200,000	205,076
μNatWest Group PLC
2.88% 9/19/26	GBP	100,000	97,997
3.13% 3/28/27	GBP	100,000	96,335
Santander UK Group Holdings 3.63% 1/14/26	GBP	100,000	98,973
Sky Ltd. 3.75% 9/16/24		209,000	203,915
Vodafone Group PLC 4.13% 5/30/25		200,000	196,228

LVIP BlackRock Global Allocation Fund–12

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United Kingdom (continued)
Wheel Bidco Ltd. 6.75% 7/15/26	GBP	405,000	$ 349,363
			11,539,376
United States–6.08%
AbbVie, Inc.
2.60% 11/21/24		839,000	798,413
2.95% 11/21/26		900,000	824,542
3.20% 5/14/26		20,000	18,696
3.60% 5/14/25		1,553,000	1,490,677
3.80% 3/15/25		657,000	636,307
Aetna, Inc. 3.50% 11/15/24		63,000	61,216
Affinity Gaming 6.88% 12/15/27		168,000	136,954
AIG Global Funding 0.65% 6/17/24		334,000	310,266
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50% 3/15/29		1,214,000	978,484
Allegiant Travel Co.
7.25% 8/15/27		252,000	237,510
8.50% 2/5/24		1,273,000	1,258,386
Alphabet, Inc. 2.25% 8/15/60		149,000	83,767
Amazon.com, Inc.
× 2.50% 6/3/50		293,000	182,930
2.70% 6/3/60		147,000	86,722
American Express Co.
2.25% 3/4/25		17,000	15,932
2.50% 7/30/24		436,000	417,584
3.95% 8/1/25		446,000	431,977
American International Group, Inc. 3.90% 4/1/26		332,000	316,913
American Tower Corp.
3.10% 6/15/50		147,000	91,534
3.38% 5/15/24		854,000	831,476
4.40% 2/15/26		339,000	329,576
Amgen, Inc.
1.90% 2/21/25		16,000	14,917
2.77% 9/1/53		147,000	85,650
3.00% 1/15/52		584,000	365,068
3.13% 5/1/25		97,000	92,951
5.50% 12/7/26		100,000	108,211
Aon Corp. 4.50% 12/15/28		484,000	456,435
Aon Corp./Aon Global Holdings PLC 2.90% 8/23/51		451,000	279,100
×Apple, Inc. 2.40% 8/20/50		147,000	91,235
Aptiv PLC 3.10% 12/1/51		639,000	357,835
AT&T, Inc.
1.70% 3/25/26		626,000	556,695
2.90% 12/4/26		200,000	192,803
5.50% 3/15/27		100,000	105,970
Avaya, Inc. 6.13% 9/15/28		69,000	34,327
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Bank of America Corp.
μ 1.53% 12/6/25	39,000	$ 35,673
μ 1.66% 3/11/27	19,000	16,463
μ 1.84% 2/4/25	435,000	413,396
μ 2.46% 10/22/25	62,000	58,050
μ 2.97% 7/21/52	147,000	90,158
μ 3.37% 1/23/26	160,000	151,598
μ 3.38% 4/2/26	665,000	628,170
μ 3.46% 3/15/25	25,000	24,210
3.50% 4/19/26	20,000	18,788
μ 3.71% 4/24/28	18,000	16,379
μ 3.82% 1/20/28	43,000	39,579
μ 3.84% 4/25/25	1,054,000	1,025,348
4.18% 11/25/27	659,000	610,525
μ 4.83% 7/22/26	590,000	576,839
Bank of New York Mellon Corp.
2.10% 10/24/24	422,000	399,843
3.85% 4/26/29	1,162,000	1,059,588
μ 4.41% 7/24/26	804,000	785,526
Becton Dickinson & Co.
3.36% 6/6/24	449,000	436,328
3.70% 6/6/27	1,330,000	1,237,690
Berry Global, Inc. 4.88% 7/15/26	40,000	37,600
Blackstone Holdings Finance Co. LLC 3.15% 10/2/27	348,000	313,169
Boston Properties LP 2.75% 10/1/26	463,000	416,309
Bristol-Myers Squibb Co.
× 2.55% 11/13/50	213,000	131,238
3.20% 6/15/26	619,000	585,811
3.25% 2/27/27	33,000	31,057
3.63% 5/15/24	633,000	622,701
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.88% 1/15/27	780,000	717,506
Broadcom, Inc. 3.15% 11/15/25	562,000	527,517
California Resources Corp. 7.13% 2/1/26	100,000	94,000
Capital One Financial Corp. 3.90% 1/29/24	644,000	634,611
Cargill, Inc. 3.50% 4/22/25	369,000	355,886
Carrols Restaurant Group, Inc. 5.88% 7/1/29	154,000	102,795
Caterpillar Financial Services Corp. 0.60% 9/13/24	427,000	395,296
CDI Escrow Issuer, Inc. 5.75% 4/1/30	313,000	273,348
Centennial Resource Production LLC 5.38% 1/15/26	50,000	45,625

LVIP BlackRock Global Allocation Fund–13

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. 5.75% 3/1/25	170,000	$ 168,971
Charles Schwab Corp.
3.45% 2/13/26	32,000	30,785
4.20% 3/24/25	16,000	15,823
Charter Communications Operating LLC/Charter Communications Operating Capital
3.85% 4/1/61	147,000	85,819
4.20% 3/15/28	99,000	88,881
4.91% 7/23/25	1,319,000	1,286,235
Cheever Escrow Issuer LLC 7.13% 10/1/27	280,000	250,600
Cheniere Energy, Inc. 4.63% 10/15/28	325,000	298,132
Churchill Downs, Inc. 5.50% 4/1/27	8,000	7,403
Cigna Corp. 1.25% 3/15/26	27,000	23,648
Cisco Systems, Inc. 2.50% 9/20/26	9,000	8,363
Citigroup, Inc.
μ 0.98% 5/1/25	79,000	73,197
1.75% 10/23/26	200,000	181,998
μ 3.29% 3/17/26	870,000	821,379
μ 3.35% 4/24/25	104,000	100,294
3.40% 5/1/26	6,000	5,596
μ 4.14% 5/24/25	207,000	202,337
5.61% 9/29/26	464,000	461,440
Comcast Corp.
2.45% 8/15/52	147,000	83,338
2.65% 8/15/62	104,000	56,053
× 3.55% 5/1/28	1,220,000	1,118,383
× 3.95% 10/15/25	54,000	52,459
Conagra Brands, Inc. 4.30% 5/1/24	31,000	30,510
Covanta Holding Corp. 4.88% 12/1/29	190,000	153,569
Cox Communications, Inc. 3.85% 2/1/25	542,000	521,844
Crown Castle, Inc. 3.70% 6/15/26	563,000	528,784
CSX Corp. 2.50% 5/15/51	147,000	87,984
CVS Health Corp.
1.30% 8/21/27	616,000	513,208
2.88% 6/1/26	684,000	633,245
3.88% 7/20/25	310,000	300,657
4.30% 3/25/28	536,000	505,532
5.05% 3/25/48	621,000	546,891
×Deere & Co. 2.75% 4/15/25	91,000	86,901
Dell International LLC/EMC Corp.
3.45% 12/15/51	147,000	83,571
6.02% 6/15/26	524,000	526,111
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Discovery Communications LLC 3.80% 3/13/24	325,000	$ 317,250
Dollar General Corp.
3.88% 4/15/27	541,000	511,263
4.25% 9/20/24	230,000	227,238
Duke Realty LP 2.25% 1/15/32	139,000	108,028
Earthstone Energy Holdings LLC 8.00% 4/15/27	900,000	848,250
eBay, Inc. 1.90% 3/11/25	209,000	193,953
Elevance Health, Inc.
2.38% 1/15/25	11,000	10,381
3.13% 5/15/50	552,000	365,118
3.65% 12/1/27	770,000	717,096
×Eli Lilly & Co. 2.25% 5/15/50	147,000	90,934
Equinix, Inc.
1.25% 7/15/25	763,000	682,375
1.45% 5/15/26	489,000	423,426
3.00% 7/15/50	73,000	44,728
Expedia Group, Inc. 2.95% 3/15/31	38,000	29,480
Fidelity National Information Services, Inc. 1.15% 3/1/26	13,000	11,249
μFifth Third Bancorp 4.06% 4/25/28	392,000	367,905
Fiserv, Inc. 3.20% 7/1/26	142,000	130,766
Ford Motor Co. 6.10% 8/19/32	894,000	788,150
×,=,πFreed Co. Ltd. 10.00% 12/2/23	1,092,000	1,048,320
Freedom Mortgage Corp.
8.13% 11/15/24	521,000	455,875
8.25% 4/15/25	499,000	412,292
Frontier Communications Holdings LLC
5.00% 5/1/28	526,000	451,413
5.88% 10/15/27	596,000	534,153
6.75% 5/1/29	971,000	801,075
8.75% 5/15/30	681,000	681,436
Frontier Florida LLC 6.86% 2/1/28	9,000	8,316
Frontier North, Inc. 6.73% 2/15/28	444,000	401,819
Full House Resorts, Inc. 8.25% 2/15/28	36,000	32,405
GATX Corp. 3.50% 3/15/28	12,000	10,589
GCI LLC 4.75% 10/15/28	146,000	121,217
General Motors Co. 4.88% 10/2/23	388,000	386,401
General Motors Financial Co., Inc.
2.70% 8/20/27	897,000	759,507
2.90% 2/26/25	676,000	631,592
5.25% 3/1/26	738,000	718,166
Georgia-Pacific LLC 3.60% 3/1/25	14,000	13,504

LVIP BlackRock Global Allocation Fund–14

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Gilead Sciences, Inc.
0.75% 9/29/23	510,000	$ 489,483
2.80% 10/1/50	590,000	364,364
3.65% 3/1/26	226,000	214,819
3.70% 4/1/24	518,000	509,870
GlaxoSmithKline Capital, Inc. 3.63% 5/15/25	448,000	435,682
Global Payments, Inc.
2.65% 2/15/25	65,000	60,750
4.95% 8/15/27	102,000	97,180
Goldman Sachs Group, Inc.
μ 0.86% 2/12/26	23,000	20,521
μ 1.09% 12/9/26	734,000	633,387
3.00% 3/15/24	1,018,000	989,167
3.50% 4/1/25	639,000	610,375
7.25% 4/10/28	100,000	112,409
GoTo Group, Inc. 5.50% 9/1/27	416,000	255,140
GSK Consumer Healthcare Capital U.S. LLC
3.02% 3/24/24	56,000	54,173
3.38% 3/24/27	1,133,000	1,027,520
GSK Consumer Healthcare Capital UK PLC 3.13% 3/24/25	774,000	730,614
HCA, Inc.
3.50% 7/15/51	147,000	91,018
5.00% 3/15/24	45,000	44,705
5.25% 4/15/25	638,000	624,930
5.38% 2/1/25	609,000	601,798
5.88% 2/15/26	625,000	616,567
Home Depot, Inc.
× 2.38% 3/15/51	596,000	348,741
2.75% 9/15/51	561,000	356,707
×,=Homes By West Bay LLC 9.50% 4/30/27	1,433,000	1,309,475
Humana, Inc.
0.65% 8/3/23	733,000	707,778
1.35% 2/3/27	10,000	8,422
μHuntington Bancshares, Inc. 4.44% 8/4/28	836,000	789,363
Intel Corp.
3.10% 2/15/60	28,000	16,894
× 3.40% 3/25/25	162,000	157,106
Intercontinental Exchange, Inc.
3.00% 9/15/60	147,000	88,159
4.00% 9/15/27	443,000	419,673
International Business Machines Corp.
2.95% 5/15/50	147,000	92,648
× 3.30% 5/15/26	666,000	627,555
4.15% 7/27/27	645,000	619,320
×Johnson & Johnson 2.25% 9/1/50	147,000	90,634
μJPMorgan Chase & Co.
0.97% 6/23/25	984,000	910,177
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
μJPMorgan Chase & Co. (continued)
0.99% 4/28/26	200,000	$ 192,509
1.56% 12/10/25	96,000	88,030
2.08% 4/22/26	906,000	825,446
3.54% 5/1/28	159,000	143,960
4.08% 4/26/26	663,000	638,345
4.32% 4/26/28	697,000	653,162
4.85% 7/25/28	643,000	617,392
Keurig Dr Pepper, Inc. 0.75% 3/15/24	315,000	296,720
Kinder Morgan Energy Partners LP 3.50% 9/1/23	299,000	294,553
Kinetik Holdings LP 5.88% 6/15/30	174,000	159,325
Kraft Heinz Foods Co.
3.00% 6/1/26	906,000	835,377
4.38% 6/1/46	609,000	473,435
L3Harris Technologies, Inc. 3.85% 12/15/26	1,331,000	1,256,755
×Lam Research Corp. 3.75% 3/15/26	73,000	70,008
Level 3 Financing, Inc. 4.25% 7/1/28	108,000	84,241
Lions Gate Capital Holdings LLC 5.50% 4/15/29	191,000	142,295
Lowe's Cos., Inc.
1.70% 9/15/28	496,000	404,955
3.00% 10/15/50	147,000	90,015
3.35% 4/1/27	337,000	312,109
4.00% 4/15/25	12,000	11,757
4.25% 4/1/52	715,000	547,476
4.40% 9/8/25	249,000	245,200
Lumen Technologies, Inc. 5.13% 12/15/26	614,000	528,292
LYB International Finance II BV 3.50% 3/2/27	1,231,000	1,125,661
LyondellBasell Industries NV 5.75% 4/15/24	27,000	27,214
Magallanes, Inc. 3.43% 3/15/24	222,000	214,497
Marsh & McLennan Cos., Inc.
3.75% 3/14/26	383,000	370,227
3.88% 3/15/24	501,000	494,019
5.88% 8/1/33	418,000	421,574
McDonald's Corp. 3.30% 7/1/25	22,000	21,155
Medline Borrower LP 3.88% 4/1/29	262,000	210,043
×Merck & Co., Inc.
2.45% 6/24/50	147,000	90,459
2.75% 2/10/25	164,000	157,222
Meta Platforms, Inc. 3.50% 8/15/27	336,000	314,198

LVIP BlackRock Global Allocation Fund–15

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
MetLife, Inc.
3.60% 11/13/25	407,000	$ 391,877
Class MetLife Inc 4.37% 9/15/23	448,000	446,463
Metropolitan Life Global Funding I
1.55% 1/7/31	451,000	339,880
1.88% 1/11/27	3,000	2,619
3.00% 9/19/27	348,000	314,035
MGM Resorts International 5.50% 4/15/27	62,000	55,708
Microsoft Corp.
× 2.53% 6/1/50	1,081,000	706,264
2.68% 6/1/60	147,000	92,434
2.70% 2/12/25	822,000	788,836
Moody's Corp.
2.55% 8/18/60	36,000	19,549
3.10% 11/29/61	111,000	67,634
Morgan Stanley
μ 0.79% 5/30/25	205,000	188,682
μ 1.51% 7/20/27	19,000	16,182
3.13% 7/27/26	790,000	727,443
μ 3.62% 4/17/25	868,000	842,970
μ 4.21% 4/20/28	875,000	818,752
μ 4.68% 7/17/26	265,000	258,036
Nationstar Mortgage Holdings, Inc.
5.13% 12/15/30	410,000	297,332
5.50% 8/15/28	473,000	371,421
6.00% 1/15/27	90,000	76,837
New Home Co., Inc. 7.25% 10/15/25	225,000	181,381
New York Life Global Funding 2.88% 4/10/24	302,000	293,481
NextEra Energy Capital Holdings, Inc. 2.94% 3/21/24	749,000	727,613
Norfolk Southern Corp. 3.00% 3/15/32	245,000	204,860
Northern Trust Corp. 4.00% 5/10/27	441,000	425,246
NortonLifeLock, Inc.
6.75% 9/30/27	556,000	533,499
7.13% 9/30/30	185,000	178,934
Omnicom Group, Inc./Omnicom Capital, Inc. 3.65% 11/1/24	210,000	204,679
Oncor Electric Delivery Co. LLC 5.75% 3/15/29	19,000	19,534
ONEOK Partners LP 4.90% 3/15/25	1,007,000	990,471
Oracle Corp.
2.40% 9/15/23	505,000	492,728
2.50% 4/1/25	704,000	656,029
3.40% 7/8/24	107,000	103,999
3.60% 4/1/50	147,000	91,978
3.95% 3/25/51	536,000	355,478
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
PACCAR Financial Corp. 4.95% 10/3/25	374,000	$ 375,230
Pacific Gas & Electric Co. 4.50% 7/1/40	342,021	248,826
μParamount Global 6.38% 3/30/62	135,000	116,626
Parker-Hannifin Corp. 4.25% 9/15/27	323,000	307,642
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance, Inc. 8.50% 11/15/27	168,000	180,810
PepsiCo, Inc. 2.38% 10/6/26	29,000	26,634
Picard Midco, Inc. 6.50% 3/31/29	1,375,000	1,161,462
Pitney Bowes, Inc.
6.88% 3/15/27	764,000	468,138
7.25% 3/15/29	618,000	369,255
Playtika Holding Corp. 4.25% 3/15/29	209,000	167,146
PNC Bank NA
3.25% 6/1/25	621,000	594,728
4.20% 11/1/25	12,000	11,676
PNC Financial Services Group, Inc. 3.50% 1/23/24	224,000	220,439
PPG Industries, Inc. 1.20% 3/15/26	192,000	167,562
Principal Life Global Funding II
0.75% 4/12/24	12,000	11,199
1.25% 8/16/26	11,000	9,434
μPrudential Financial, Inc. 5.63% 6/15/43	521,000	513,320
Regions Financial Corp. 2.25% 5/18/25	23,000	21,302
Ryder System, Inc. 2.50% 9/1/24	31,000	29,588
S&P Global, Inc.
2.30% 8/15/60	226,000	118,991
2.45% 3/1/27	464,000	415,908
Sabre Global, Inc. 9.25% 4/15/25	468,000	448,068
Salesforce, Inc.
0.63% 7/15/24	740,000	689,758
2.90% 7/15/51	147,000	97,099
San Diego Gas & Electric Co. 3.60% 9/1/23	249,000	245,953
Service Properties Trust
4.35% 10/1/24	207,000	183,249
4.50% 6/15/23	220,000	214,775
4.50% 3/15/25	235,000	196,293
7.50% 9/15/25	480,000	448,800
Sherwin-Williams Co.
2.90% 3/15/52	456,000	274,053

LVIP BlackRock Global Allocation Fund–16

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Sherwin-Williams Co. (continued)
4.05% 8/8/24	709,000	$ 697,195
4.25% 8/8/25	323,000	315,268
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/26	1,675,000	1,544,921
Simon Property Group LP 3.38% 10/1/24	17,000	16,494
1,×,=,π,^Sonder Corp. 0.00% 1/19/27	1,275,000	1,141,125
Sprint Corp.
7.13% 6/15/24	113,000	114,690
7.88% 9/15/23	785,000	793,019
Steel Dynamics, Inc.
2.40% 6/15/25	770,000	711,883
5.00% 12/15/26	46,000	45,081
‡Talen Energy Supply LLC
6.63% 1/15/28	649,000	657,112
7.25% 5/15/27	491,000	502,047
7.63% 6/1/28	333,000	343,160
Tap Rock Resources LLC 7.00% 10/1/26	1,015,000	927,888
Tenet Healthcare Corp. 6.13% 6/15/30	166,000	152,056
•Texas Capital Bank NA 8.17% (LIBOR03M + 4.50%) 9/30/24	822,000	790,259
Thermo Fisher Scientific, Inc. 1.22% 10/18/24	9,000	8,370
T-Mobile USA, Inc. 3.50% 4/15/25	1,246,000	1,190,883
Toyota Motor Credit Corp.
1.80% 2/13/25	51,000	47,570
3.05% 3/22/27	31,000	28,547
TransDigm, Inc. 6.25% 3/15/26	410,000	397,700
Truist Bank
3.30% 5/15/26	25,000	23,189
3.80% 10/30/26	29,000	27,273
μTruist Financial Corp.
1.27% 3/2/27	360,000	312,941
4.26% 7/28/26	446,000	433,755
TWDC Enterprises 18 Corp. 3.15% 9/17/25	20,000	19,083
U.S. Bancorp
μ 2.22% 1/27/28	245,000	215,797
3.10% 4/27/26	26,000	24,293
3.90% 4/26/28	448,000	422,144
μ 4.55% 7/22/28	1,138,000	1,096,640
UnitedHealth Group, Inc.
× 2.90% 5/15/50	147,000	96,549
3.10% 3/15/26	43,000	40,673
Univision Communications, Inc. 7.38% 6/30/30	260,000	248,117
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
•USB Capital IX 3.53% (LIBOR03M + 1.02%) 10/31/22	411,000	$ 311,970
Ventas Realty L.P. 3.50% 2/1/25	515,000	491,708
Verizon Communications, Inc.
1.13% 11/3/28	100,000	81,839
2.63% 8/15/26	460,000	417,809
2.88% 11/20/50	88,000	53,813
2.99% 10/30/56	1,050,000	624,143
Vertiv Group 4.13% 11/15/28	270,000	217,350
Visa, Inc. 2.00% 8/15/50	392,000	224,371
Vistra Operations Co. LLC 5.63% 2/15/27	1,041,000	974,636
VMware, Inc. 1.80% 8/15/28	896,000	710,330
×Walt Disney Co.
2.20% 1/13/28	479,000	417,064
2.75% 9/1/49	147,000	93,265
Warnermedia Holdings, Inc. 3.64% 3/15/25	189,000	178,987
Waste Management, Inc.
0.75% 11/15/25	141,000	124,450
3.15% 11/15/27	447,000	408,766
μWells Fargo & Co.
2.16% 2/11/26	534,000	491,659
3.53% 3/24/28	677,000	613,171
4.54% 8/15/26	1,351,000	1,306,965
Welltower, Inc.
2.70% 2/15/27	462,000	412,730
4.50% 1/15/24	527,000	522,271
Western Digital Corp. 4.75% 2/15/26	271,000	250,941
Workday, Inc. 3.50% 4/1/27	888,000	821,393
WRKCo, Inc.
3.75% 3/15/25	248,000	238,938
4.65% 3/15/26	166,000	162,359
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25% 5/15/27	62,000	54,572
5.50% 3/1/25	289,000	270,576
Xerox Holdings Corp.
5.00% 8/15/25	783,000	704,324
5.50% 8/15/28	445,000	355,006
		121,487,996
Zambia–0.02%
First Quantum Minerals Ltd. 6.88% 3/1/26	400,000	369,092
		369,092
Total Corporate Bonds (Cost $187,330,077)		172,678,434

LVIP BlackRock Global Allocation Fund–17

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔLOAN AGREEMENTS–2.90%
Australia–0.02%
=,π,•Oafit A Note Upsize
8.00% (LIBOR01M + 5.50%) 1/21/24	AUD	122,271	$ 76,842
8.00% (LIBOR01M + 5.50%) 3/28/26	AUD	654,710	408,316
			485,158
Belgium–0.06%
•Apollo Finco 6.04% (EURIBOR06M + 4.88%) 10/31/28	EUR	1,272,009	1,089,245
			1,089,245
Canada–0.14%
•KDC/ONE Development Corp., Inc. 5.69% (EURIBOR01M + 5.00%) 12/22/25	EUR	2,692,263	2,544,883
•Kronos Acquisition Holdings, Inc. 8.94% (SOFRTE03M + 6.00%) 12/22/26		190,842	180,823
			2,725,706
France–0.14%
•Babilou Group 4.00% (EURIBOR03M + 4.00%) 11/17/27	EUR	3,065,234	2,790,042
			2,790,042
Germany–0.06%
•Iris BidCo GmbH 5.24% (EURIBOR03M + 5.00%) 6/29/28	EUR	1,309,000	1,141,768
			1,141,768
Jersey–0.05%
=,π,•Vita Global FinCo Ltd.
7.00% (EURIBOR06M + 7.00%) 7/6/27	EUR	643,623	603,218
7.45% (SONIA03M + 7.00%) 7/6/27	GBP	386,174	412,340
			1,015,558
Luxembourg–0.11%
=,π,•Luxembourg Life Fund
12.92% (LIBOR03M + 9.25%) 4/1/23		1,181,956	1,176,046
12.92% (LIBOR03M + 9.25%) 5/27/26		1,059,263	1,036,807
			2,212,853
Netherlands–0.22%
•Median BV 5.23% (EURIBOR03M + 5.00%) 10/14/27	EUR	868,038	774,862
		Principal Amount°	Value (U.S. $)
ΔLOAN AGREEMENTS (continued)
Netherlands (continued)
•Ziggo BV 3.76% (EURIBOR06M + 3.00%) 1/31/29	EUR	4,186,717	$ 3,675,147
			4,450,009
Spain–0.06%
•Pronovias SL B1 4.80% (EURIBOR03M + 4.50%) 10/2/24	EUR	509,803	340,374
•Pronovias SL B3 4.80% (EURIBOR03M + 4.50%) 10/2/24	EUR	1,287,044	859,307
			1,199,681
Sweden–0.04%
•OptiGroup AB B1 6.24% (EURIBOR03M + 5.25%) 3/11/29	EUR	990,000	879,289
			879,289
United Kingdom–0.14%
•Constellation Automotive Ltd. 9.19% (SONIA + 7.50%) 7/27/29	GBP	408,859	345,429
=,π,•Mercia A-1 4.09% (SONIA03M + 2.40%) 4/9/26	GBP	1,422,404	1,578,338
=,π,•Mercia A-2 4.09% (SONIA03M + 2.40%) 4/9/26	GBP	689,509	765,098
=,π,•Mercia B-1 4.09% (SONIA03M + 2.40%) 4/9/26	GBP	80,087	88,867
			2,777,732
United States–1.86%
•ACProducts, Inc. 7.92% (LIBOR03M + 4.25%) 5/17/28		568,956	417,631
•Aimbridge Acquisition Co., Inc. 7.74% (LIBOR01M + 4.75%) 2/2/26		1,054,757	938,733
•Altar Bidco, Inc. 5.50% (SOFRTE06M + 3.35%) 2/1/29		945,161	881,958
•American Auto Auction Group LLC 8.70% (SOFRTE03M + 5.00%) 12/30/27		1,101,586	1,013,459
•Avaya, Inc.
7.07% (LIBOR01M + 4.25%) 12/15/27		178,401	95,500
12.85% (SOFR CME01M + 10.00%) 12/15/27		130,000	81,087
•Change Healthcare Holdings LLC 7.75% (LIBOR03M + 6.25%) 3/1/24		220,462	219,604

LVIP BlackRock Global Allocation Fund–18

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔLOAN AGREEMENTS (continued)
United States (continued)
•City Brewing Co. LLC 6.18% (LIBOR01M + 3.50%) 4/5/28		263,827	$ 204,907
=,π,✠CML ST Regis Aspen 0.00% 2/9/27		1,200,486	1,155,009
=,π,✠CML Trigrams 0.00% 9/15/24		5,590,376	5,541,740
=,π,•Cypher Bidco 4.50% (EURIBOR06M + 4.50%) 3/1/28	EUR	1,485,170	1,342,737
•Davis-Standard LLC 9.92% (LIBOR03M + 5.75%) 12/10/28		561,922	538,215
•Digital Room Holdings, Inc. 8.37% (LIBOR01M + 5.25%) 12/21/28		360,888	323,598
•DirecTV Financing LLC 8.12% (LIBOR01M + 5.00%) 8/2/27		575,187	534,423
•Dun & Bradstreet Corp. 6.33% (LIBOR01M + 3.25%) 2/6/26		145,285	140,236
•ECL Entertainment LLC 10.62% (LIBOR01M + 7.50%) 5/1/28		705,936	695,347
•Emerald Technologies Acquisitionco, Inc. 9.38% (SOFRTE01M + 6.25%) 12/29/27		436,150	415,071
•Frontier Communications Corp. 7.44% (LIBOR03M + 3.75%) 5/1/28		840,440	779,508
=,π,•Galaxy Universal LLC 9.07% (LIBOR03M + 5.75%) 11/12/26		1,357,542	1,357,542
•GoTo Group, Inc. 7.80% (LIBOR01M + 4.75%) 8/31/27		1,238,115	855,438
=,π,•Green Plains Operating Co. LLC 10.51% (LIBOR03M + 8.00%) 7/20/26		1,001,518	990,301
•Hilton Worldwide Finance LLC 4.83% (LIBOR01M + 1.75%) 6/22/26		2,022,069	1,952,975
•Hydrofarm Holdings LLC 8.38% (LIBOR01M + 5.50%) 9/27/28		269,240	236,931
•Informatica LLC 5.88% (LIBOR01M + 2.75%) 10/27/28		947,744	917,540
•J&J Ventures Gaming LLC 7.67% (LIBOR03M + 4.00%) 4/26/28		409,467	387,204
•Jack Ohio Finance LLC 7.87% (LIBOR01M + 4.75%) 10/4/28		208,944	203,721
	Principal Amount°	Value (U.S. $)
ΔLOAN AGREEMENTS (continued)
United States (continued)
•Jazz Financing Lux SARL 6.62% (LIBOR01M + 3.50%) 5/5/28	919,959	$ 887,760
•LBM Acquisition LLC 7.12% (LIBOR06M + 3.75%) 12/17/27	1,479,135	1,287,587
•Maverick Gaming LLC 10.57% (LIBOR03M + 7.50%) 9/3/26	345,532	310,979
•Naked Juice LLC 9.65% (SOFRTE03M + 6.00%) 1/24/30	53,053	48,013
=,πOpenDoor 10.00% 2/28/26	3,978,283	3,791,304
π,•OVG Business Services LLC 9.33% (LIBOR01M + 6.25%) 10/13/28	706,728	657,257
π,•Profrac Services LLC 10.01% (SOFRTE03M + 8.50%) 3/4/25	386,126	395,779
•Project Ruby Ultimate Parent Corp. 6.37% (LIBOR01M + 3.25%) 3/10/28	1,233,112	1,147,719
•Redstone Holdco 2 LP
7.53% (LIBOR03M + 4.75%) 4/27/28	1,357,524	1,000,495
10.52% (LIBOR03M + 7.75%) 4/27/29	742,791	587,273
•SCIH Salt Holdings, Inc. 6.81% (LIBOR03M + 4.00%) 3/16/27	794,989	736,692
=,π,✠Sheraton Austin 0.00% 6/1/26	1,685,380	1,626,864
•Signal Parent, Inc. 6.62% (LIBOR01M + 3.50%) 4/3/28	423,189	310,515
•Sovos Brands Intermediate, Inc. 6.62% (LIBOR01M + 3.50%) 6/8/28	122,761	116,623
•Springs Windows Fashions LLC 7.60% (LIBOR03M + 4.00%) 10/6/28	239,485	186,319
=,π,✠Starwood Property Trust, Inc. 0.00% 6/9/26	1,415,388	1,384,124
•Vaco Holdings LLC 8.70% (SOFR CME03M + 5.00%) 1/21/29	432,840	418,773
		37,114,491
Total Loan Agreements (Cost $62,730,919)		57,881,532
ΔNON-AGENCY ASSET-BACKED SECURITIES–0.77%
Cayman Islands–0.13%
•ACRES Commercial Realty Ltd. 4.14% (LIBOR01M + 1.20%) 6/15/36	625,000	613,734

LVIP BlackRock Global Allocation Fund–19

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔNON-AGENCY ASSET-BACKED SECURITIES (continued)
Cayman Islands (continued)
•Arbor Realty Commercial Real Estate Notes 4.70% (TSFR01M + 1.85%) 5/15/37	898,000	$ 885,432
•Gracie Point International Funding 4.96% (LIBOR01M + 2.40%) 11/1/23	222,000	219,904
•Gulf Stream Meridian 1 Ltd. 3.88% (LIBOR03M + 1.37%) 4/15/33	388,191	374,003
•LoanCore Issuer Ltd. 4.12% (LIBOR01M + 1.30%) 7/15/36	168,500	163,013
•MF1 Ltd. 4.04% (LIBOR01M + 1.10%) 7/16/36	216,116	212,336
•Voya CLO Ltd. 3.75% (LIBOR03M + 1.04%) 4/20/34	150,000	142,774
		2,611,196
United States–0.64%
•AccessLex Institute 3.30% (LIBOR03M + 0.30%) 5/25/36	230,445	222,708
Brex Commercial Charge Card Master Trust 2.09% 7/15/24	612,000	600,278
GoodLeap Sustainable Home Solutions Trust 2.10% 5/20/48	645,394	527,695
Mariner Finance Issuance Trust 2.19% 8/21/34	676,000	652,530
Mercury Financial Credit Card Master Trust 1.54% 3/20/26	386,000	366,700
Navient Private Education Refi Loan Trust
2.61% 4/15/60	323,000	286,300
3.48% 4/15/60	811,000	680,386
• 3.51% (PRIME minus 1.99%) 4/15/60	1,410,936	1,290,408
4.00% 4/15/60	276,000	233,107
Nelnet Student Loan Trust
3.57% 4/20/62	690,108	550,731
4.93% 4/20/62	655,600	544,814
Oportun Issuance Trust
1.47% 5/8/31	783,000	695,096
1.96% 5/8/31	100,000	88,750
Pagaya AI Debt Selection Trust 3.00% 1/25/29	1,002,200	936,024
Progress Residential Trust 3.44% 5/17/26	300,515	258,300
=Regional Management Issuance Trust 3.88% 10/17/33	1,711,000	1,539,900
	Principal Amount°	Value (U.S. $)
ΔNON-AGENCY ASSET-BACKED SECURITIES (continued)
United States (continued)
•SLM Private Education Loan Trust 7.57% (LIBOR01M + 4.75%) 10/15/41	552,152	$ 595,154
SMB Private Education Loan Trust
2.30% 1/15/53	211,400	181,548
2.99% 1/15/53	1,591,668	1,342,135
3.00% 1/15/53	100,000	88,815
3.86% 1/15/53	854,824	764,301
3.86% 1/15/53	464,148	413,451
		12,859,131
Total Non-Agency Asset-Backed Securities (Cost $16,321,144)		15,470,327
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.59%
United States–0.59%
•Ajax Mortgage Loan Trust
1.74% 12/25/60	1,512,735	1,301,902
2.69% 12/25/60	208,229	160,275
3.73% 12/25/60	137,618	99,721
CSMC Lion 3.95% 2/15/27	802,080	756,459
•J.P. Morgan Mortgage Trust
2.50% 12/25/51	4,607,502	3,659,364
2.50% 2/25/52	1,828,128	1,568,691
2.50% 2/25/52	672,085	455,290
=Mcm Trust 3.00% 8/25/28	999,963	978,714
=,πMCM Trust 3.00% 8/25/28	414,735	276,863
=,^TVC DSCR 0.00% 2/1/51	1,891,504	1,830,598
=,π,^TVC DSCR 21-1 0.00% 2/1/51	472,876	604,619
Total Non-Agency Collateralized Mortgage Obligations (Cost $12,338,786)		11,692,496
ΔNON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–2.51%
Bermuda–0.04%
•RIAL Issuer Ltd. 5.27% (TSFR01M + 2.25%) 1/19/37	770,000	759,659
		759,659
Cayman Islands–0.04%
•MF1 Trust 6.22% (TSFR01M + 3.37%) 12/15/34	852,297	820,752
		820,752
United States–2.43%
•1211 Avenue of the Americas Trust 4.28% 8/10/35	508,000	444,205
•Alen Mortgage Trust 5.92% (LIBOR01M + 3.10%) 4/15/34	576,000	532,800
Arbor Multifamily Mortgage Securities Trust 1.75% 5/15/53	224,482	144,268

LVIP BlackRock Global Allocation Fund–20

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔNON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
BANK 3.54% 11/15/54	84,029	$ 77,287
•Bayview Commercial Asset Trust
3.59% (LIBOR01M + 0.51%) 10/25/36	15,231	14,394
4.13% (LIBOR01M + 1.05%) 11/25/35	13,345	12,184
•BBCMS Mortgage Trust
3.94% (LIBOR01M + 1.12%) 3/15/37	188,000	172,022
5.44% (LIBOR01M + 2.50%) 8/15/36	225,000	214,441
•Beast Mortgage Trust
3.92% (LIBOR01M + 1.10%) 4/15/36	515,000	482,031
4.17% (LIBOR01M + 1.35%) 4/15/36	637,000	589,458
4.42% (LIBOR01M + 1.60%) 4/15/36	594,000	542,804
4.92% (LIBOR01M + 2.10%) 4/15/36	511,000	463,607
5.72% (LIBOR01M + 2.90%) 4/15/36	487,000	467,766
6.62% (LIBOR01M + 3.80%) 4/15/36	550,000	530,741
7.72% (LIBOR01M + 4.90%) 4/15/36	394,000	381,990
Benchmark Mortgage Trust
*,• 1.38% 2/15/54	6,181,674	425,021
2.58% 4/15/54	180,000	146,837
•BHMS Mortgage Trust
4.07% (LIBOR01M + 1.25%) 7/15/35	697,744	676,144
4.72% (LIBOR01M + 1.90%) 7/15/35	287,769	273,928
•BOCA Commercial Mortgage Trust 4.62% (TSFR01M + 1.77%) 5/15/39	259,856	254,728
BWAY Mortgage Trust 3.63% 3/10/33	487,544	443,198
BX Commercial Mortgage Trust
2.84% 3/9/44	100,708	81,490
• 3.51% (LIBOR01M + 0.69%) 10/15/38	304,309	289,495
• 3.73% (LIBOR01M + 0.91%) 2/15/33	1,388,665	1,351,409
• 4.97% (LIBOR01M + 2.15%) 2/15/33	814,304	792,906
• 4.99% (LIBOR01M + 2.17%) 10/15/36	1,087,000	1,018,230
• 5.06% (LIBOR01M + 2.24%) 10/15/38	1,513,180	1,385,643
• 5.12% (LIBOR01M + 2.30%) 10/15/36	948,439	905,731
	Principal Amount°	Value (U.S. $)
ΔNON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
BX Commercial Mortgage Trust (continued)
• 5.47% (LIBOR01M + 2.65%) 10/15/36	1,495,965	$ 1,416,727
• 5.62% (LIBOR01M + 2.80%) 5/15/38	1,371,000	1,255,654
• 5.62% (LIBOR01M + 2.80%) 6/15/38	1,823,864	1,678,061
• 5.64% (LIBOR01M + 2.82%) 12/15/38	1,294,100	1,213,433
• 6.07% (LIBOR01M + 3.25%) 10/15/37	74,504	68,082
• 7.07% (LIBOR01M + 4.25%) 2/15/33	537,575	523,621
•BX Trust
4.08% 12/9/41	317,000	256,350
4.08% 12/9/41	1,319,000	1,010,916
5.06% (LIBOR01M + 2.24%) 10/15/36	907,059	853,257
5.07% (LIBOR01M + 2.25%) 1/15/34	356,168	326,249
5.82% (LIBOR01M + 3.00%) 1/15/34	547,620	499,908
•CAMB Commercial Mortgage Trust 4.97% (LIBOR01M + 2.15%) 12/15/37	260,151	245,527
•CD Mortgage Trust 3.91% 11/13/50	33,602	28,839
Citigroup Commercial Mortgage Trust 4.41% 11/10/51	77,100	73,522
COMM Mortgage Trust
3.53% 12/10/47	155,319	148,738
• 4.94% 5/10/47	149,202	141,218
•CORE Mortgage Trust 5.17% (LIBOR01M + 2.35%) 12/15/31	186,400	172,240
•Credit Suisse Mortgage Capital Certificates
4.05% (LIBOR01M + 1.23%) 5/15/36	101,000	99,014
4.25% (LIBOR01M + 1.43%) 5/15/36	236,000	229,516
4.42% (LIBOR01M + 1.60%) 5/15/36	668,000	639,220
4.97% (LIBOR01M + 2.15%) 5/15/36	623,000	605,884
5.47% (LIBOR01M + 2.65%) 5/15/36	883,000	848,160
CSAIL Commercial Mortgage Trust
2.56% 3/15/53	1,373,995	1,127,516
• 4.80% 11/15/48	138,170	126,014
CSMC Trust
2.26% 8/15/37	450,844	407,058
• 7.68% (LIBOR01M + 4.86%) 10/15/37	226,000	221,429

LVIP BlackRock Global Allocation Fund–21

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔNON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
•DBGS Mortgage Trust
4.01% (LIBOR01M + 1.30%) 5/15/35	229,024	$ 216,793
4.71% (LIBOR01M + 2.00%) 5/15/35	760,411	728,196
•DBWF Mortgage Trust
4.34% (LIBOR01M + 1.35%) 12/19/30	261,192	250,793
4.74% (LIBOR01M + 1.75%) 12/19/30	228,110	217,878
•ELP Commercial Mortgage Trust 5.49% (LIBOR01M + 2.67%) 11/15/38	649,641	604,616
•Extended Stay America Trust
5.07% (LIBOR01M + 2.25%) 7/15/38	1,384,479	1,322,271
5.67% (LIBOR01M + 2.85%) 7/15/38	964,067	917,112
•GS Mortgage Securities Corp. Trust
3.97% (LIBOR01M + 1.15%) 5/15/26	209,172	202,310
5.75% (LIBOR01M + 2.94%) 11/15/36	1,257,875	1,163,996
GS Mortgage Securities Trust 2.73% 5/12/53	515,232	409,847
JP Morgan Chase Commercial Mortgage Securities Trust
• 3.56% 1/5/39	310,000	254,442
4.03% 3/10/52	167,000	155,137
• 5.13% (TSFR01M + 2.18%) 8/15/39	194,000	192,061
• 5.27% (LIBOR01M + 2.45%) 4/15/38	835,000	768,772
• 5.77% (LIBOR01M + 2.95%) 4/15/38	874,000	820,849
• 5.82% (LIBOR01M + 3.00%) 7/15/36	605,000	563,187
•Life Mortgage Trust 5.17% (LIBOR01M + 2.35%) 3/15/38	1,643,348	1,506,845
•Med Trust
6.82% (LIBOR01M + 4.00%) 11/15/38	1,618,456	1,489,137
8.07% (LIBOR01M + 5.25%) 11/15/38	1,734,684	1,596,074
•MHC Commercial Mortgage Trust
4.92% (LIBOR01M + 2.10%) 4/15/38	1,755,296	1,634,158
5.42% (LIBOR01M + 2.60%) 4/15/38	1,405,281	1,305,228
•MHP Trust 5.57% (LIBOR01M + 2.75%) 7/15/38	387,313	352,455
Morgan Stanley Bank of America Merrill Lynch Trust
3.72% 12/15/49	131,000	122,716
• 4.48% 5/15/48	75,473	68,219
		Principal Amount°	Value (U.S. $)
ΔNON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Morgan Stanley Capital I Trust
2.70% 2/15/53		110,000	$ 92,201
• 4.42% 7/11/40		234,000	208,802
•PKHL Commercial Mortgage Trust 6.17% (LIBOR01M + 3.35%) 7/15/38		218,752	203,063
•SREIT Trust
5.44% (LIBOR01M + 2.62%) 11/15/36		420,754	397,759
5.44% (LIBOR01M + 2.62%) 11/15/38		967,617	899,934
•Starwood Trust 4.74% (LIBOR01M + 1.92%) 7/15/36		322,426	292,846
•TPGI Trust 5.82% (LIBOR01M + 3.00%) 6/15/26		389,912	359,035
UBS Commercial Mortgage Trust 2.92% 10/15/52		137,681	116,707
•VNDO Trust 4.03% 1/10/35		267,100	226,625
•Wells Fargo Commercial Mortgage Trust
* 1.67% 4/15/54		2,827,715	243,368
* 2.00% 7/15/53		3,515,685	354,566
3.87% 6/15/36		269,000	242,685
3.87% 5/15/48		383,992	359,336
3.90% 7/15/50		48,308	41,038
4.19% 11/15/50		352,708	303,608
			48,535,576
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $52,306,485)			50,115,987
ΔSOVEREIGN BONDS–1.16%
Argentina–0.10%
Argentina Government International Bonds
φ 0.50% 7/9/30		3,813,572	760,737
1.00% 7/9/29		397,080	75,868
φ 1.50% 7/9/35		4,657,374	842,492
φ 3.88% 1/9/38		572,678	133,769
φ 3.88% 1/9/38		998,945	234,512
			2,047,378
Austria–0.06%
Austria Government Bonds 2.10% 9/20/17	EUR	1,541,000	1,155,347
			1,155,347
Brazil–0.41%
^Brazil Letras do Tesouro Nacional 0.00% 7/1/24	BRL	53,746,000	8,170,675
			8,170,675

LVIP BlackRock Global Allocation Fund–22

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Canada–0.47%
Canada Government Bonds 0.25% 3/1/26	CAD	14,378,000	$ 9,316,165
			9,316,165
Philippines–0.01%
Philippines Government International Bonds 6.38% 1/15/32		133,000	140,705
			140,705
Spain–0.11%
Spain Government Bonds 3.45% 7/30/66	EUR	2,502,000	2,299,414
			2,299,414
Total Sovereign Bonds (Cost $28,341,166)			23,129,684
U.S. TREASURY OBLIGATIONS–11.50%
U.S. Treasury Bonds
×1.75% 8/15/41		4,921,800	3,365,089
×2.25% 2/15/52		15,437,000	11,215,945
2.38% 2/15/42		3,129,100	2,397,673
3.00% 8/15/52		3,710,000	3,201,614
×3.25% 5/15/42		7,972,800	7,075,860
U.S. Treasury Inflation Indexed Notes
0.13% 4/15/27		5,557,305	5,123,864
0.50% 4/15/24		55,230,048	53,666,635
0.63% 1/15/24		45,686,579	44,613,420
U.S. Treasury Notes
0.13% 11/30/22		8,342,000	8,301,655
1.38% 9/30/23		20,240,000	19,667,587
×1.88% 2/15/32		6,690,500	5,669,153
×2.88% 5/15/32		11,220,000	10,373,241
3.25% 8/31/24		56,047,000	55,035,527
Total U.S. Treasury Obligations (Cost $237,478,943)			229,707,263

	Number of Shares
EXCHANGE-TRADED FUNDS–2.12%
Health Care Select Sector SPDR® Fund	21,224	2,570,439
Industrial Select Sector SPDR® Fund	12,712	1,053,062
†Invesco DB Agriculture Fund	9,100	182,182
Invesco QQQ Trust Series 1 ETF	15,400	4,115,804
iShares Biotechnology ETF	2,106	246,318
iShares China Large-Cap ETF	36,575	945,829
iShares iBoxx $ Investment Grade Corporate Bond ETF	80,805	8,278,472
	Number of Shares	Value (U.S. $)
EXCHANGE-TRADED FUNDS (continued)
iShares JP Morgan USD Emerging Markets Bond ETF	134,873	$ 10,708,916
iShares Latin America 40 ETF	39,605	939,431
iShares MSCI Brazil ETF	44,366	1,314,565
iShares MSCI China ETF	16,664	709,220
iShares MSCI Emerging Markets ETF	5,642	196,793
KraneShares Bosera MSCI China A 50 Connect Index ETF	17,642	535,258
KraneShares CSI China Internet ETF	122,577	3,020,297
SPDR® Bloomberg Barclays High Yield Bond ETF	13,631	1,197,483
†SPDR® Gold Shares	28,091	4,344,835
†United States Oil Fund LP	23,036	1,503,790
VanEck Semiconductor ETF	2,932	542,772
Total Exchange-Traded Funds (Cost $47,903,234)		42,405,466
MONEY MARKET FUND–8.37%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 2.94%)	167,187,302	167,187,302
Total Money Market Fund (Cost $167,187,302)		167,187,302

		Principal Amount°
SHORT-TERM INVESTMENTS–11.21%
DISCOUNTED COMMERCIAL PAPER–0.39%
Citibank N.A. 5.00% 9/21/23		3,240,000	3,240,000
Enel Finance America LLC 5.34% 9/6/23		880,000	838,444
General Motors Financial Co., Inc.
4.04% 2/13/23		1,220,000	1,199,080
4.04% 2/14/23		1,220,000	1,198,908
4.04% 2/15/23		1,221,000	1,199,718
			7,676,150
SOVEREIGN BONDS–10.33%
Japan Treasury Discount Bill
^0.00% 11/28/22	JPY	3,210,950,000	22,190,586
^0.00% 12/12/22	JPY	8,886,800,000	61,419,629
0.01% 11/14/22	JPY	2,401,400,000	16,594,891
0.01% 11/21/22	JPY	6,055,350,000	41,846,743
0.01% 1/6/23	JPY	6,985,000,000	48,281,017
0.01% 1/11/23	JPY	2,316,600,000	16,018,297
			206,351,163

LVIP BlackRock Global Allocation Fund–23

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS (continued)
U.S. TREASURY OBLIGATIONS–0.49%
≠U.S. Treasury Bills 4.02% 9/7/23	10,120,000	$ 9,752,989
		9,752,989
Total Short-Term Investments (Cost $231,532,508)		223,780,302

	Notional Amount
OPTIONS PURCHASED–0.61%
Over-The-Counter–0.21%
Call Swaptions–0.00%
1 yr Constant Maturity Swap Pay 0.80%, expiration date 3/16/23, notional amount $49,025,906 MSC	49,025,906	833
10 yr Constant Maturity Swap Receive 3.05%, expiration date 10/27/22, notional amount $6,920,724 MSC	6,920,724	82
		915
Put Swaptions–0.16%
1 yr Constant Maturity Swap Pay 1.00%, expiration date 5/2/23, notional amount EUR76,731,282 GSI	76,731,282	1,605,836
1 yr Constant Maturity Swap Pay 2.47%, expiration date 4/3/23, notional amount GBP18,065,380 GSI	18,065,380	639,181
1 yr Constant Maturity Swap Pay 3.75%, expiration date 2/9/23, notional amount $103,477,788 GSI	103,477,788	826,815
CDX.NA.HY.38.V2, expiration date 11/16/22, notional amount $1,195,000 GSI	1,195,000	5,496
CDX.NA.HY.39.V1, expiration date 10/19/22, notional amount $1,860,000 BOA	1,860,000	4,464
CDX.NA.HY.39.V1, expiration date 11/16/22, notional amount $1,525,000 BCLY	1,525,000	11,378
CDX.NA.HY.39.V1, expiration date 10/19/22, notional amount $4,130,000 GSI	4,130,000	3,816
		3,096,986

	Number of Contracts	Value (U.S. $)
Call Options–0.04%
USD vs CNH Strike price CNH6.8, expiration date 10/27/22, notional amount CNH71,246,252 GSI	10,477,390	$ 496,241
USD vs CNH Strike price CNH7, expiration date 11/11/22, notional amount CNH89,777,233 GSI	12,825,319	292,276
		788,517
Put Options–0.01%
EUR vs CHF Strike price CHF0.945, expiration date 11/25/22, notional amount CHF8,772,426 JPMC	9,282,991	67,797
EUR vs USD Strike price EUR0.94, expiration date 10/17/22, notional amount EUR14,888,824 DB	15,839,175	31,590
EUR vs USD Strike price EUR0.98, expiration date 10/20/22, notional amount EUR13,300,189 JPMC	13,571,621	166,633
		266,020
		4,152,438
Centrally Cleared–0.40%
Call Options–0.10%
Abbott Laboratories Strike price $110, expiration date 11/18/22, notional amount $1,265,000	115	6,555
Abbott Laboratories Strike price $115, expiration date 1/20/23, notional amount $2,208,000	192	18,432
Abbott Laboratories Strike price $125, expiration date 1/20/23, notional amount $1,350,000	108	4,320
Adobe Strike price $480, expiration date 1/20/23, notional amount $960,000	20	880
Align Technology Strike price $290, expiration date 1/20/23, notional amount $812,000	28	16,100
Alphabet Strike price $107.5, expiration date 11/18/22, notional amount $2,322,000	216	39,960
Alphabet Strike price $115, expiration date 12/16/22, notional amount $2,058,500	179	23,628
Alphabet Strike price $117.5, expiration date 11/18/22, notional amount $2,326,500	198	11,880

LVIP BlackRock Global Allocation Fund–24

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
Centrally Cleared (continued)
Call Options (continued)
Alphabet Strike price $125, expiration date 1/20/23, notional amount $2,250,000	180	$ 16,740
Amazon.com Strike price $135, expiration date 12/16/22, notional amount $2,254,500	167	41,750
Apple Strike price $165, expiration date 12/16/22, notional amount $2,227,500	135	22,140
Apple Strike price $170, expiration date 11/18/22, notional amount $2,312,000	136	7,344
Aptiv Strike price $100, expiration date 11/18/22, notional amount $760,000	76	7,600
BNP Paribas Strike price EUR52, expiration date 11/18/22, notional amount EUR1,814,800	349	9,577
Booking Holdings Strike price $2,600, expiration date 1/20/23, notional amount $1,560,000	6	3,060
CBOE Volatility Index Strike price $35, expiration date 10/19/22, notional amount $143,500	41	9,225
Charles Schwab Strike price $80, expiration date 12/16/22, notional amount $1,224,000	153	34,884
Crowdstrike Holdings Strike price $195, expiration date 12/16/22, notional amount $877,500	45	42,210
Dexcom Strike price $100, expiration date 1/20/23, notional amount $1,410,000	141	45,120
Domino's Pizza Strike price $370, expiration date 12/16/22, notional amount $962,000	26	12,480
Dynatrace Strike price $45, expiration date 11/18/22, notional amount $540,000	120	6,000
Dynatrace Strike price $45, expiration date 1/20/23, notional amount $540,000	120	13,800
Eli Lilly & Co. Strike price $320, expiration date 1/20/23, notional amount $1,248,000	39	106,080
	Number of Contracts	Value (U.S. $)
Centrally Cleared (continued)
Call Options (continued)
Eli Lilly & Co. Strike price $330, expiration date 10/21/22, notional amount $858,000	26	$ 20,540
Eli Lilly & Co. Strike price $330, expiration date 11/18/22, notional amount $3,069,000	93	130,200
Eli Lilly & Co. Strike price $340, expiration date 1/20/23, notional amount $1,292,000	38	66,880
Energy Select Sector SPDR Fund Strike price $75, expiration date 12/16/22, notional amount $1,245,000	166	74,700
Freeport-McMoRan Strike price $35, expiration date 1/20/23, notional amount $1,340,500	383	45,960
Generac Holdings Strike price $300, expiration date 11/18/22, notional amount $1,410,000	47	2,585
General Motors Strike price $43, expiration date 12/16/22, notional amount $709,500	165	5,940
HCA Healthcare, Inc. Strike price $230, expiration date 12/16/22, notional amount $1,495,000	65	13,163
Humana Strike price $500, expiration date 1/20/23, notional amount $900,000	18	50,400
Humana Strike price $550, expiration date 1/20/23, notional amount $1,760,000	32	36,000
Intuit Strike price $450, expiration date 1/20/23, notional amount $900,000	20	31,000
Invesco DB Agriculture Fund Strike price $23, expiration date 10/21/22, notional amount $775,100	337	1,685
Invesco QQQ Trust Series 1 Strike price $295, expiration date 10/7/22, notional amount $24,190,000	820	5,740
Invesco QQQ Trust Series 1 Strike price $295, expiration date 10/14/22, notional amount $9,617,000	326	17,278

LVIP BlackRock Global Allocation Fund–25

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
Centrally Cleared (continued)
Call Options (continued)
iShares China Large-Cap ETF Strike price $30, expiration date 12/16/22, notional amount $4,410,000	1,470	$ 58,800
Lions Gate Entertainment Strike price $12.5, expiration date 11/18/22, notional amount $57,500	46	2,530
Lululemon Athletica, Inc. Strike price $350, expiration date 11/18/22, notional amount $2,520,000	72	12,168
LVMH Moet Hennessy Louis Vuitton Strike price EUR680, expiration date 12/16/22, notional amount EUR1,292,000	19	21,414
Marathon Oil Strike price $24, expiration date 1/20/23, notional amount $1,255,200	523	127,209
Microsoft Strike price $270, expiration date 10/21/22, notional amount $1,566,000	58	1,740
Microsoft Strike price $270, expiration date 12/16/22, notional amount $2,241,000	83	28,137
Microsoft Strike price $280, expiration date 11/18/22, notional amount $2,296,000	82	8,282
Microsoft Strike price $290, expiration date 10/21/22, notional amount $2,146,000	74	666
Otis Worldwide Strike price $85, expiration date 1/20/23, notional amount $1,071,000	126	6,930
Palo Alto Networks Strike price $190, expiration date 12/16/22, notional amount $855,000	45	21,285
Salesforce Strike price $165, expiration date 12/16/22, notional amount $2,326,500	141	66,693
Salesforce Strike price $200, expiration date 1/20/23, notional amount $1,320,000	66	8,250
Salesforce Strike price $210, expiration date 1/20/23, notional amount $1,386,000	66	5,148
SAP SE Strike price $100, expiration date 12/16/22, notional amount $780,000	78	4,485
ServiceNow Strike price $550, expiration date 1/20/23, notional amount $1,265,000	23	8,050
	Number of Contracts	Value (U.S. $)
Centrally Cleared (continued)
Call Options (continued)
Shell Strike price $55, expiration date 12/16/22, notional amount $2,112,000	384	$ 54,144
Siemens AG Strike price EUR110, expiration date 12/16/22, notional amount EUR1,969,000	179	63,856
Societe Generale Strike price EUR26, expiration date 11/18/22, notional amount EUR1,414,400	544	5,331
SPDR Gold Shares Strike price $170, expiration date 11/18/22, notional amount $4,386,000	258	14,190
SPDR Gold Shares Strike price $170, expiration date 12/16/22, notional amount $3,723,000	219	25,185
SPDR S&P 500 ETF Trust Strike price $400, expiration date 10/24/22, notional amount $25,840,000	646	19,380
SPDR S&P 500 ETF Trust Strike price $410, expiration date 11/18/22, notional amount $12,136,000	296	22,496
SPDR S&P 500 ETF Trust Strike price $430, expiration date 10/21/22, notional amount $18,146,000	422	844
SPDR S&P 500 ETF Trust Strike price $430, expiration date 1/20/23, notional amount $11,997,000	279	34,038
SPDR S&P 500 ETF Trust Strike price $435, expiration date 12/16/22, notional amount $18,270,000	420	18,480
TE Connectivity Strike price $135, expiration date 1/20/23, notional amount $1,215,000	90	14,175
Tesla Strike price $300, expiration date 11/18/22, notional amount $1,140,000	38	47,120
Tesla Strike price $300, expiration date 12/16/22, notional amount $2,760,000	92	161,000
Tesla Strike price $310, expiration date 11/18/22, notional amount $1,581,000	51	49,470
Tesla Strike price $316.67, expiration date 10/21/22, notional amount $380,004	12	3,324

LVIP BlackRock Global Allocation Fund–26

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
Centrally Cleared (continued)
Call Options (continued)
Tesla Strike price $320, expiration date 10/21/22, notional amount $2,688,000	84	$ 19,740
Tesla Strike price $320, expiration date 11/18/22, notional amount $1,056,000	33	24,255
Tractor Supply Strike price $210, expiration date 1/20/23, notional amount $1,071,000	51	28,509
Visa Strike price $210, expiration date 12/16/22, notional amount $1,617,000	77	11,550
Visa Strike price $210, expiration date 1/20/23, notional amount $1,890,000	90	27,000
Visa Strike price $220, expiration date 10/21/22, notional amount $1,188,000	54	270
Walt Disney Strike price $120, expiration date 11/18/22, notional amount $1,176,000	98	3,920
Walt Disney Strike price $120, expiration date 12/16/22, notional amount $1,176,000	98	7,742
Walt Disney Strike price $120, expiration date 1/20/23, notional amount $1,764,000	147	20,433
Walt Disney Strike price $130, expiration date 10/21/22, notional amount $1,170,000	90	360
Western Digital Strike price $65, expiration date 11/18/22, notional amount $533,000	82	902
XPO Logistics Strike price $57.5, expiration date 1/20/23, notional amount $483,000	84	13,440
		2,074,777
Put Options–0.30%
Ally Financial Strike price $20, expiration date 12/16/22, notional amount $222,000	111	4,440
Apple Strike price $155, expiration date 10/21/22, notional amount $4,479,500	289	498,525
BHP Group Strike price GBP21.83, expiration date 11/18/22, notional amount GBP1,616,555	66	64,906
	Number of Contracts	Value (U.S. $)
Centrally Cleared (continued)
Put Options (continued)
Carnival Strike price $5, expiration date 10/21/22, notional amount $48,000	96	$ 864
Carnival Strike price $5, expiration date 11/18/22, notional amount $52,500	105	2,501
ConocoPhillips Strike price $70, expiration date 1/20/23, notional amount $1,092,000	156	23,322
Consumer Staples Select Sector SPDR Fund Strike price $70, expiration date 10/21/22, notional amount $6,195,000	885	291,165
Dollar Tree Strike price $130, expiration date 10/21/22, notional amount $871,000	67	17,420
Energy Select Sector SPDR Fund Strike price $65, expiration date 1/20/23, notional amount $1,683,500	259	90,132
EQT Strike price $30, expiration date 10/21/22, notional amount $1,002,000	334	6,346
EQT Strike price $35, expiration date 1/20/23, notional amount $906,500	259	84,175
Exxon Mobil Strike price $75, expiration date 1/20/23, notional amount $780,000	104	31,200
Ford Motor Strike price $8, expiration date 12/16/22, notional amount $74,400	93	1,674
Ford Motor Strike price $10, expiration date 10/21/22, notional amount $204,000	204	4,080
Frontier Communications Parent Strike price $20, expiration date 11/18/22, notional amount $120,000	60	9,450
Intel Strike price $28, expiration date 10/21/22, notional amount $1,783,600	637	154,791
Invesco QQQ Trust Series 1 Strike price $250, expiration date 10/21/22, notional amount $1,250,000	50	15,300
Invesco QQQ Trust Series 1 Strike price $255, expiration date 10/21/22, notional amount $1,275,000	50	20,950
Invesco QQQ Trust Series 1 Strike price $268, expiration date 10/21/22, notional amount $18,733,200	699	614,421

LVIP BlackRock Global Allocation Fund–27

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
Centrally Cleared (continued)
Put Options (continued)
Invesco Senior Loan ETF Strike price $19, expiration date 11/18/22, notional amount $340,100	179	$ 3,580
iShares China Large-Cap ETF Strike price $28, expiration date 10/21/22, notional amount $2,282,000	815	188,265
iShares iBoxx High Yield Corporate Bond ETF Strike price $62, expiration date 12/16/22, notional amount $353,400	57	2,920
iShares iBoxx High Yield Corporate Bond ETF Strike price $69, expiration date 10/21/22, notional amount $372,600	54	3,078
iShares iBoxx High Yield Corporate Bond ETF Strike price $69, expiration date 11/18/22, notional amount $545,100	79	9,480
iShares iBoxx High Yield Corporate Bond ETF Strike price $70, expiration date 12/16/22, notional amount $252,000	36	7,488
iShares Russell 2000 ETF Strike price $150, expiration date 10/21/22, notional amount $810,000	54	6,966
iShares Russell 2000 ETF Strike price $160, expiration date 10/21/22, notional amount $624,000	39	13,338
iShares Russell 2000 ETF Strike price $164, expiration date 10/21/22, notional amount $15,760,400	961	474,734
KB Home Strike price $22, expiration date 10/21/22, notional amount $74,800	34	680
Netflix Strike price $185, expiration date 10/21/22, notional amount $185,000	10	3,350
Pioneer Natural Resources Strike price $210, expiration date 1/20/23, notional amount $945,000	45	93,600
Rio Tinto Strike price GBP45.62, expiration date 11/18/22, notional amount GBP1,095,428	23	36,194
	Number of Contracts	Value (U.S. $)
Centrally Cleared (continued)
Put Options (continued)
Sabre Strike price $4.5, expiration date 10/21/22, notional amount $8,550	19	$ 228
Sabre Strike price $5, expiration date 10/21/22, notional amount $15,000	30	870
SPDR S&P 500 ETF Trust Strike price $300, expiration date 11/18/22, notional amount $1,950,000	65	13,975
SPDR S&P 500 ETF Trust Strike price $340, expiration date 10/21/22, notional amount $1,632,000	48	18,288
SPDR S&P 500 ETF Trust Strike price $345, expiration date 12/16/22, notional amount $1,863,000	54	70,470
SPDR S&P 500 ETF Trust Strike price $350, expiration date 10/21/22, notional amount $1,015,000	29	18,531
SPDR S&P 500 ETF Trust Strike price $350, expiration date 12/16/22, notional amount $13,755,000	393	554,916
SPDR S&P 500 ETF Trust Strike price $355, expiration date 10/28/22, notional amount $58,184,500	1,639	1,548,855
SPDR S&P 500 ETF Trust Strike price $360, expiration date 11/18/22, notional amount $14,400,000	400	583,600
SPDR S&P 500 ETF Trust Strike price $365, expiration date 11/18/22, notional amount $2,774,000	76	128,440
SPDR S&P 500 ETF Trust Strike price $365, expiration date 12/16/22, notional amount $2,336,000	64	128,832
U.S. Treasury 10 yr Notes Strike price $111.5, expiration date 10/7/22, notional amount $1,338,000	12	5,813
U.S. Treasury 5 yr Notes Strike price $106.5, expiration date 10/21/22, notional amount $1,171,500	11	3,695
Valero Energy Strike price $90, expiration date 1/20/23, notional amount $819,000	91	43,680

LVIP BlackRock Global Allocation Fund–28

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
Centrally Cleared (continued)
Put Options (continued)
VanEck Semiconductor ETF Strike price $175, expiration date 10/21/22, notional amount $612,500	35	$ 12,950
VanEck Semiconductor ETF Strike price $180, expiration date 10/21/22, notional amount $738,000	41	20,103
Vertiv Holdings Strike price $7.5, expiration date 11/18/22, notional amount $13,500	18	562
Xerox Holdings Strike price $11, expiration date 12/16/22, notional amount $83,600	76	3,420
	Number of Contracts	Value (U.S. $)
Centrally Cleared (continued)
Put Options (continued)
Xerox Holdings Strike price $13, expiration date 12/16/22, notional amount $80,600	62	$ 6,975
		5,943,538
		8,018,315
Total Options Purchased (Cost $14,610,933)		12,170,753

TOTAL INVESTMENTS–102.04% (Cost $2,154,285,753)	2,038,134,249

	Number of Shares	Value (U.S. $)
COMMON STOCKS SOLD SHORT–(0.13)%
United States–(0.04)%
J M Smucker Co.	(5,376)	$ (738,716)
		(738,716)
France–(0.03)%
Pernod Ricard S.A.	(3,388)	(621,543)
		(621,543)
Hong Kong–(0.03)%
Techtronic Industries Co. Ltd.	(68,500)	(653,635)
		(653,635)
United Kingdom–(0.03)%
Diageo PLC	(14,474)	(609,261)
		(609,261)
Total Common Stocks Sold Short (Proceeds $2,744,415)		(2,623,155)

Notional Amount
OPTIONS WRITTEN–(1.44)%
Over-The-Counter–(0.89)%

Call Swaptions–(0.00)%
1 yr Constant Maturity Swap Receive 0.60%, expiration date 3/16/23, notional amount $(49,025,906) MSC	(49,025,906)	(660)
1 yr Constant Maturity Swap Receive 0.40%, expiration date 3/16/23, notional amount $(49,025,906) MSC	(49,025,906)	(526)
2 yr Constant Maturity Swap Receive 1.40%, expiration date 2/15/23, notional amount $(18,934,926) MSC	(18,934,926)	(1,988)
2 yr Constant Maturity Swap Receive 2.47%, expiration date 10/27/22, notional amount $(25,639,057) MSC	(25,639,057)	(26)
		(3,200)
Put Swaptions–(0.86)%
2 yr Constant Maturity Swap Receive 2.70%, expiration date 2/15/23, notional amount $(18,934,926) MSC	(18,934,926)	(552,702)
LVIP BlackRock Global Allocation Fund–29

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Notional Amount	Value (U.S. $)
Put Swaptions (continued)
1 yr Constant Maturity Swap Receive 2.60%, expiration date 2/15/23, notional amount $(18,934,926) MSC	(18,934,926)	$ (586,047)
2 yr Constant Maturity Swap Receive 3.27%, expiration date 3/23/23, notional amount $(13,751,549) GSI	(13,751,549)	(581,818)
1 yr Constant Maturity Swap Receive 3.22%, expiration date 4/3/23, notional amount GBP(36,130,761) GSI	(36,130,761)	(1,015,325)
5 yr Constant Maturity Swap Receive 2.91%, expiration date 10/4/22, notional amount $(9,160,558) MSC	(9,160,558)	(382,431)
10 yr Constant Maturity Swap Receive 3.40%, expiration date 4/6/23, notional amount $(4,582,497) MSC	(4,582,497)	(168,691)
10 yr Constant Maturity Swap Receive 3.45%, expiration date 4/18/23, notional amount $(4,499,345) MSC	(4,499,345)	(159,034)
10 yr Constant Maturity Swap Receive 3.75%, expiration date 5/5/23, notional amount $(4,355,184) CITI	(4,355,184)	(110,179)
10 yr Constant Maturity Swap Receive 3.57%, expiration date 5/11/23, notional amount $(8,258,248) GSI	(8,258,248)	(262,281)
10 yr Constant Maturity Swap Receive 3.20%, expiration date 11/23/22, notional amount $(4,077,691) GSI	(4,077,691)	(154,613)
10 yr Constant Maturity Swap Receive 3.57%, expiration date 5/11/23, notional amount $(15,460,278) DB	(15,460,278)	(491,016)
10 yr Constant Maturity Swap Receive 3.27%, expiration date 3/23/23, notional amount $(25,380,909) DB	(25,380,909)	(1,073,848)
10 yr Constant Maturity Swap Receive 3.75%, expiration date 5/5/23, notional amount $(8,129,839) BOA	(8,129,839)	(205,671)
10 yr Constant Maturity Swap Receive 3.20%, expiration date 11/23/22, notional amount $(7,659,061) DB	(7,659,061)	(290,408)
10 yr Constant Maturity Swap Receive 3.45%, expiration date 4/18/23, notional amount $(8,313,198) CITI	(8,313,198)	(293,839)
10 yr Constant Maturity Swap Receive 3.40%, expiration date 4/6/23, notional amount $(8,445,324) CITI	(8,445,324)	(310,890)
2 yr Constant Maturity Swap Receive 2.60%, expiration date 2/15/23, notional amount $(34,105,184) CITI	(34,105,184)	(1,055,576)
5 yr Constant Maturity Swap Receive 2.91%, expiration date 10/4/22, notional amount $(16,893,782) CITI	(16,893,782)	(705,275)
2 yr Constant Maturity Swap Receive 2.70%, expiration date 2/15/23, notional amount $(34,105,184) CITI	(34,105,184)	(995,515)
10 yr Constant Maturity Swap Receive 3.05%, expiration date 10/26/22, notional amount $(12,894,108) GSI	(12,894,108)	(585,935)
10 yr Constant Maturity Swap Receive 2.88%, expiration date 10/31/22, notional amount $(13,099,571) CITI	(13,099,571)	(773,298)
1 yr Constant Maturity Swap Pay 1.75%, expiration date 5/2/23, notional amount EUR(153,462,565) GSI	(153,462,565)	(2,171,623)
10 yr Constant Maturity Swap Receive 2.92%, expiration date 11/2/22, notional amount $(13,180,331) GSI	(13,180,331)	(738,367)
1 yr Constant Maturity Swap Pay 4.40%, expiration date 2/9/23, notional amount $(206,955,576) GSI	(206,955,576)	(806,957)
10 yr Constant Maturity Swap Receive 2.90%, expiration date 11/10/22, notional amount $(21,055,622) GSI	(21,055,622)	(1,221,611)
ITRAXX.XO.37.V1, expiration date 10/19/22, notional amount EUR(5,250,000) BCLY	(5,250,000)	(99,333)
1 yr Constant Maturity Swap Pay 4.50%, expiration date 3/7/23, notional amount $(102,189,000) MSC	(102,189,000)	(388,110)
2 yr Constant Maturity Swap Receive 4.03%, expiration date 3/8/23, notional amount $(103,321,268) GSI	(103,321,268)	(1,007,768)
CDX.NA.HY.38.V2, expiration date 11/16/22, notional amount $(1,195,000) GSI	(1,195,000)	(1,915)
CDX.NA.HY.39.V1, expiration date 11/16/22, notional amount $(1,525,000) BCLY	(1,525,000)	(4,311)
CDX.NA.HY.39.V1, expiration date 10/19/22, notional amount $(4,130,000) GSI	(4,130,000)	(1,152)
		(17,195,539)

	Number of Contracts
Call Options–(0.02)%
USD vs CNH Strike price CNH14.1,expiration date 10/27/22,notional amount CNH(147,731,199) GSI	(20,954,780)	$(344,140)
USD vs CNH Strike price CNH7.15, expiration date 11/11/22, notional amount CNH(91,701,031) GSI	(12,825,319)	(134,448)
		(478,588)
Put Options–(0.01)%
EUR vs CHF Strike price CHF0.91, expiration date 11/25/22, notional amount CHF(8,447,522) JPMC	(9,282,991)	(18,459)
EUR vs USD Strike price EUR0.955, expiration date 10/20/22, notional amount EUR(12,960,898) JPMC	(13,571,621)	(61,929)
EUR vs USD Strike price EUR0.975, expiration date 10/13/22, notional amount EUR(10,193,625) DB	(10,455,000)	(83,816)
		(164,204)
		(17,841,531)
Centrally Cleared–(0.55)%
Put Options–(0.51)%
Abbott Laboratories Strike price $95, expiration date 11/18/22, notional amount $(1,092,500)	(115)	(40,825)
Abbott Laboratories Strike price $95, expiration date 1/20/23, notional amount $(1,824,000)	(192)	(100,800)
Abbott Laboratories Strike price $105, expiration date 1/20/23, notional amount $(1,134,000)	(108)	(104,544)
Adobe Strike price $400, expiration date 1/20/23, notional amount $(800,000)	(20)	(236,060)
Air Products and Chemicals Strike price $220, expiration date 12/16/22, notional amount $(946,000)	(43)	(33,540)
Alcoa Strike price $45, expiration date 11/18/22, notional amount $(504,000)	(112)	(125,216)
LVIP BlackRock Global Allocation Fund–30

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
Centrally Cleared (continued)
Put Options (continued)
Align Technology Strike price $230, expiration date 1/20/23, notional amount $(644,000)	(28)	$ (110,880)
Alphabet Strike price $80, expiration date 1/20/23, notional amount $(1,920,000)	(240)	(56,400)
Alphabet Strike price $90, expiration date 11/18/22, notional amount $(1,944,000)	(216)	(72,792)
Alphabet Strike price $90, expiration date 12/16/22, notional amount $(1,611,000)	(179)	(74,285)
Alphabet Strike price $95, expiration date 11/18/22, notional amount $(1,881,000)	(198)	(100,980)
Alphabet Strike price $100, expiration date 1/20/23, notional amount $(1,800,000)	(180)	(168,480)
Alphabet Strike price $105, expiration date 10/21/22, notional amount $(1,995,000)	(190)	(174,800)
Amazon.com Strike price $80, expiration date 1/20/23, notional amount $(640,000)	(80)	(13,600)
Amazon.com Strike price $100, expiration date 12/16/22, notional amount $(1,670,000)	(167)	(76,820)
Amazon.com Strike price $120, expiration date 10/21/22, notional amount $(1,968,000)	(164)	(149,240)
Apple Strike price $130, expiration date 12/16/22, notional amount $(1,755,000)	(135)	(87,750)
Apple Strike price $135, expiration date 10/21/22, notional amount $(3,901,500)	(289)	(119,935)
Apple Strike price $135, expiration date 11/18/22, notional amount $(1,836,000)	(136)	(95,200)
Apple Strike price $150, expiration date 10/21/22, notional amount $(1,965,000)	(131)	(166,763)
Aptiv Strike price $82.5, expiration date 11/18/22, notional amount $(627,000)	(76)	(65,360)
BHP Group Strike price GBP19.6, expiration date 11/18/22, notional amount GBP(1,451,419)	(66)	(26,045)
BNP Paribas Strike price EUR45, expiration date 11/18/22, notional amount EUR(1,570,500)	(349)	(108,768)
Booking Holdings Strike price $2,000, expiration date 1/20/23, notional amount $(1,200,000)	(6)	(233,400)
Charles Schwab Strike price $65, expiration date 12/16/22, notional amount $(994,500)	(153)	(34,884)
Comcast Strike price $30, expiration date 1/20/23, notional amount $(1,146,000)	(382)	(110,780)
Consumer Staples Select Sector SPDR Fund Strike price $65, expiration date 10/21/22, notional amount $(5,752,500)	(885)	(75,225)
Costco Wholesale Strike price $490, expiration date 10/21/22, notional amount $(1,813,000)	(37)	(88,985)
Crowdstrike Holdings Strike price $150, expiration date 12/16/22, notional amount $(675,000)	(45)	(47,250)
Dexcom Strike price $80, expiration date 1/20/23, notional amount $(1,128,000)	(141)	(117,030)
Dollar Tree Strike price $120, expiration date 10/21/22, notional amount $(804,000)	(67)	(6,197)
Domino's Pizza Strike price $290, expiration date 12/16/22, notional amount $(754,000)	(26)	(35,100)
Dynatrace Strike price $35, expiration date 11/18/22, notional amount $(420,000)	(120)	(35,400)
Dynatrace Strike price $35, expiration date 1/20/23, notional amount $(420,000)	(120)	(49,200)
Eli Lilly & Co. Strike price $260, expiration date 1/20/23, notional amount $(1,014,000)	(39)	(17,452)
Eli Lilly & Co. Strike price $270, expiration date 11/18/22, notional amount $(1,134,000)	(42)	(10,038)
Eli Lilly & Co. Strike price $280, expiration date 1/20/23, notional amount $(1,064,000)	(38)	(30,248)
Energy Select Sector SPDR Fund Strike price $60, expiration date 12/16/22, notional amount $(996,000)	(166)	(26,394)
Equinix Strike price $590, expiration date 10/21/22, notional amount $(944,000)	(16)	(47,920)
Exxon Mobil Strike price $65, expiration date 1/20/23, notional amount $(676,000)	(104)	(13,208)
Freeport-McMoRan Strike price $25, expiration date 1/20/23, notional amount $(957,500)	(383)	(93,069)
Generac Holdings Strike price $220, expiration date 11/18/22, notional amount $(1,034,000)	(47)	(220,148)
General Motors Strike price $33, expiration date 12/16/22, notional amount $(544,500)	(165)	(53,790)
HCA Healthcare, Inc. Strike price $160, expiration date 12/16/22, notional amount $(1,040,000)	(65)	(38,350)
Home Depot Strike price $280, expiration date 10/21/22, notional amount $(1,792,000)	(64)	(67,840)
Humana Strike price $390, expiration date 1/20/23, notional amount $(702,000)	(18)	(9,720)
Humana Strike price $440, expiration date 1/20/23, notional amount $(1,408,000)	(32)	(42,592)
Intercontinental Exchange, Inc. Strike price $90, expiration date 10/21/22, notional amount $(927,000)	(103)	(25,750)
Intuit Strike price $370, expiration date 10/21/22, notional amount $(2,812,000)	(76)	(71,820)
Intuit Strike price $370, expiration date 1/20/23, notional amount $(740,000)	(20)	(57,200)
Intuit Strike price $390, expiration date 10/21/22, notional amount $(897,000)	(23)	(37,260)
Intuitive Surgical, Inc. Strike price $180, expiration date 10/21/22, notional amount $(882,000)	(49)	(29,890)
Invesco DB Agriculture Fund Strike price $19, expiration date 10/21/22, notional amount $(640,300)	(337)	(2,022)
Invesco QQQ Trust Series 1 Strike price $200, expiration date 10/21/22, notional amount $(1,000,000)	(50)	(700)
Invesco QQQ Trust Series 1 Strike price $225, expiration date 10/21/22, notional amount $(1,125,000)	(50)	(2,900)
Invesco QQQ Trust Series 1 Strike price $245, expiration date 10/21/22, notional amount $(17,125,500)	(699)	(160,770)
iShares China Large-Cap ETF Strike price $25, expiration date 10/21/22, notional amount $(2,037,500)	(815)	(44,010)
iShares iBoxx High Yield Corporate Bond ETF Strike price $63, expiration date 11/18/22, notional amount $(497,700)	(79)	(2,291)
LVIP BlackRock Global Allocation Fund–31

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
Centrally Cleared (continued)
Put Options (continued)
iShares iBoxx High Yield Corporate Bond ETF Strike price $65, expiration date 10/21/22, notional amount $(468,000)	(72)	$ (576)
iShares iBoxx High Yield Corporate Bond ETF Strike price $68, expiration date 10/21/22, notional amount $(367,200)	(54)	(1,836)
iShares iBoxx High Yield Corporate Bond ETF Strike price $70, expiration date 10/21/22, notional amount $(3,129,000)	(447)	(37,101)
iShares iBoxx High Yield Corporate Bond ETF Strike price $72, expiration date 10/21/22, notional amount $(5,191,200)	(721)	(124,012)
iShares Russell 2000 ETF Strike price $140, expiration date 10/21/22, notional amount $(546,000)	(39)	(1,794)
iShares Russell 2000 ETF Strike price $152, expiration date 10/21/22, notional amount $(14,607,200)	(961)	(163,370)
iShares Semiconductor ETF Strike price $290, expiration date 3/17/23, notional amount $(928,000)	(32)	(68,320)
Lululemon Athletica, Inc. Strike price $290, expiration date 11/18/22, notional amount $(2,088,000)	(72)	(173,016)
LVMH Moet Hennessy Louis Vuitton Strike price EUR550, expiration date 12/16/22, notional amount EUR(1,045,000)	(19)	(39,104)
Marathon Oil Strike price $21, expiration date 1/20/23, notional amount $(1,098,300)	(523)	(103,432)
Mastercard Strike price $290, expiration date 10/21/22, notional amount $(928,000)	(32)	(38,720)
Microsoft Strike price $200, expiration date 1/20/23, notional amount $(2,020,000)	(101)	(64,135)
Microsoft Strike price $215, expiration date 12/16/22, notional amount $(1,763,000)	(82)	(63,550)
Microsoft Strike price $220, expiration date 11/18/22, notional amount $(1,804,000)	(82)	(63,304)
Microsoft Strike price $220, expiration date 12/16/22, notional amount $(1,826,000)	(83)	(81,340)
Microsoft Strike price $230, expiration date 10/21/22, notional amount $(1,334,000)	(58)	(38,280)
Microsoft Strike price $250, expiration date 10/21/22, notional amount $(3,825,000)	(153)	(282,438)
Netflix Strike price $150, expiration date 10/21/22, notional amount $(150,000)	(10)	(550)
Northrop Grumman Strike price $430, expiration date 11/18/22, notional amount $(946,000)	(22)	(20,460)
Otis Worldwide Strike price $65, expiration date 1/20/23, notional amount $(819,000)	(126)	(58,590)
Palo Alto Networks Strike price $150, expiration date 12/16/22, notional amount $(675,000)	(45)	(32,355)
Rio Tinto Strike price GBP41.65, expiration date 11/18/22, notional amount GBP(1,000,100)	(23)	(16,623)
Salesforce Strike price $130, expiration date 12/16/22, notional amount $(1,833,000)	(141)	(94,047)
Salesforce Strike price $160, expiration date 1/20/23, notional amount $(2,112,000)	(132)	(285,780)
SAP SE Strike price $80, expiration date 12/16/22, notional amount $(624,000)	(78)	(34,710)
ServiceNow Strike price $450, expiration date 1/20/23, notional amount $(1,035,000)	(23)	(182,160)
Shell Strike price $45, expiration date 12/16/22, notional amount $(1,728,000)	(384)	(70,080)
Siemens AG Strike price EUR88, expiration date 12/16/22, notional amount EUR(1,575,200)	(179)	(48,594)
Societe Generale Strike price EUR21, expiration date 11/18/22, notional amount EUR(1,142,400)	(544)	(87,436)
SPDR S&P 500 ETF Trust Strike price $250, expiration date 11/18/22, notional amount $(1,625,000)	(65)	(4,225)
SPDR S&P 500 ETF Trust Strike price $310, expiration date 10/21/22, notional amount $(1,488,000)	(48)	(4,272)
SPDR S&P 500 ETF Trust Strike price $310, expiration date 12/16/22, notional amount $(14,632,000)	(472)	(232,696)
SPDR S&P 500 ETF Trust Strike price $315, expiration date 12/16/22, notional amount $(1,701,000)	(54)	(31,212)
SPDR S&P 500 ETF Trust Strike price $325, expiration date 10/21/22, notional amount $(942,500)	(29)	(5,017)
SPDR S&P 500 ETF Trust Strike price $325, expiration date 10/28/22, notional amount $(53,267,500)	(1,639)	(434,335)
SPDR S&P 500 ETF Trust Strike price $330, expiration date 10/24/22, notional amount $(10,659,000)	(323)	(83,334)
SPDR S&P 500 ETF Trust Strike price $330, expiration date 11/18/22, notional amount $(13,200,000)	(400)	(221,600)
SPDR S&P 500 ETF Trust Strike price $340, expiration date 11/18/22, notional amount $(5,032,000)	(148)	(115,292)
SPDR S&P 500 ETF Trust Strike price $340, expiration date 12/16/22, notional amount $(2,176,000)	(64)	(69,312)
SPDR S&P 500 ETF Trust Strike price $350, expiration date 11/18/22, notional amount $(2,240,000)	(64)	(68,032)
SPDR S&P 500 ETF Trust Strike price $370, expiration date 12/16/22, notional amount $(15,540,000)	(420)	(956,340)
TE Connectivity Strike price $110, expiration date 1/20/23, notional amount $(990,000)	(90)	(74,250)
Tesla Strike price $220, expiration date 11/18/22, notional amount $(836,000)	(38)	(38,380)
Tesla Strike price $220, expiration date 12/16/22, notional amount $(2,024,000)	(92)	(126,132)
Tesla Strike price $233.33, expiration date 10/21/22, notional amount $(279,996)	(12)	(8,256)
Tesla Strike price $240, expiration date 10/21/22, notional amount $(6,264,000)	(261)	(230,724)
Tesla Strike price $240, expiration date 11/18/22, notional amount $(2,016,000)	(84)	(131,460)
Tractor Supply Strike price $165, expiration date 1/20/23, notional amount $(841,500)	(51)	(34,680)
UnitedHealth Group Strike price $480, expiration date 10/21/22, notional amount $(1,968,000)	(41)	(22,960)
LVIP BlackRock Global Allocation Fund–32

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
Centrally Cleared (continued)
Put Options (continued)
Valero Energy Strike price $75, expiration date 1/20/23, notional amount $(682,500)	(91)	$ (18,928)
VanEck Semiconductor ETF Strike price $140, expiration date 10/21/22, notional amount $(490,000)	(35)	(700)
VanEck Semiconductor ETF Strike price $170, expiration date 10/21/22, notional amount $(697,000)	(41)	(10,742)
Visa Strike price $170, expiration date 12/16/22, notional amount $(1,309,000)	(77)	(55,671)
Visa Strike price $180, expiration date 10/21/22, notional amount $(954,000)	(53)	(34,450)
Visa Strike price $180, expiration date 1/20/23, notional amount $(1,620,000)	(90)	(114,750)
Visa Strike price $185, expiration date 10/21/22, notional amount $(999,000)	(54)	(50,220)
Walt Disney Strike price $95, expiration date 11/18/22, notional amount $(1,862,000)	(196)	(119,756)
Walt Disney Strike price $95, expiration date 12/16/22, notional amount $(931,000)	(98)	(68,600)
Walt Disney Strike price $100, expiration date 1/20/23, notional amount $(1,470,000)	(147)	(157,584)
Walt Disney Strike price $110, expiration date 10/21/22, notional amount $(990,000)	(90)	(141,750)
XPO Logistics Strike price $45, expiration date 1/20/23, notional amount $(378,000)	(84)	(45,780)
		(10,235,069)
Call Options–(0.04)%
Alcoa Strike price $65, expiration date 11/18/22, notional amount $(728,000)	(112)	(616)
Alphabet Strike price $130, expiration date 11/18/22, notional amount $(2,574,000)	(198)	(2,970)
Alphabet Strike price $150, expiration date 12/16/22, notional amount $(2,685,000)	(179)	(1,790)
Amazon.com Strike price $150, expiration date 12/16/22, notional amount $(2,505,000)	(167)	(14,195)
Apple Strike price $180, expiration date 12/16/22, notional amount $(2,430,000)	(135)	(6,345)
Apple Strike price $185, expiration date 11/18/22, notional amount $(2,516,000)	(136)	(2,040)
BHP Group Strike price GBP26, expiration date 11/18/22, notional amount GBP(962,676)	(33)	(10,749)
Boston Scientific Strike price $45, expiration date 11/18/22, notional amount $(1,480,500)	(329)	(7,238)
CBOE Volatility Index Strike price $55, expiration date 10/19/22, notional amount $(225,500)	(41)	(2,173)
ConocoPhillips Strike price $125, expiration date 10/21/22, notional amount $(1,500,000)	(120)	(3,000)
Costco Wholesale Strike price $580, expiration date 10/21/22, notional amount $(1,508,000)	(26)	(182)
Crowdstrike Holdings Strike price $230, expiration date 10/21/22, notional amount $(1,541,000)	(67)	(1,005)
Dexcom Strike price $110, expiration date 12/16/22, notional amount $(1,386,000)	(126)	(11,970)
Energy Select Sector SPDR Fund Strike price $85, expiration date 12/16/22, notional amount $(1,411,000)	(166)	(22,410)
EQT Strike price $42, expiration date 10/21/22, notional amount $(1,402,800)	(334)	(66,800)
EQT Strike price $50, expiration date 1/20/23, notional amount $(1,295,000)	(259)	(69,930)
Exxon Mobil Strike price $95, expiration date 1/20/23, notional amount $(1,976,000)	(208)	(89,232)
Invesco DB Agriculture Fund Strike price $27, expiration date 10/21/22, notional amount $(909,900)	(337)	(1,685)
Invesco QQQ Trust Series 1 Strike price $310, expiration date 10/07/22, notional amount $(25,420,000)	(820)	(1,640)
Invesco QQQ Trust Series 1 Strike price $315, expiration date 10/14/22, notional amount $(10,269,000)	(326)	(1,956)
iShares China Large-Cap ETF Strike price $34, expiration date 12/16/22, notional amount $(4,998,000)	(1,470)	(45,570)
LVMH Moet Hennessy Louis Vuitton Strike price EUR750, expiration date 10/21/22, notional amount EUR(1,200,000)	(16)	(1,631)
Merck & Co. Strike price $100, expiration date 1/20/23, notional amount $(1,770,000)	(177)	(12,744)
Microsoft Strike price $295, expiration date 12/16/22, notional amount $(2,448,500)	(83)	(8,798)
Microsoft Strike price $305, expiration date 11/18/22, notional amount $(2,501,000)	(82)	(2,460)
Palo Alto Networks Strike price $213.33, expiration date 10/21/22, notional amount $(1,343,979)	(63)	(1,575)
Rio Tinto Strike price GBP56, expiration date 11/18/22, notional amount GBP(643,104)	(11)	(7,501)
Salesforce Strike price $185, expiration date 12/16/22, notional amount $(2,608,500)	(141)	(22,842)
Shell Strike price $65, expiration date 12/16/22, notional amount $(2,496,000)	(384)	(7,680)
SPDR Gold Shares Strike price $185, expiration date 11/18/22, notional amount $(4,773,000)	(258)	(1,935)
SPDR Gold Shares Strike price $185, expiration date 12/16/22, notional amount $(4,051,500)	(219)	(6,351)
SPDR S&P 500 ETF Trust Strike price $430, expiration date 11/18/22, notional amount $(12,728,000)	(296)	(5,920)
SPDR S&P 500 ETF Trust Strike price $440, expiration date 10/21/22, notional amount $(37,092,000)	(843)	(843)
Tesla Strike price $350, expiration date 11/18/22, notional amount $(1,330,000)	(38)	(12,160)
Tesla Strike price $350, expiration date 12/16/22, notional amount $(3,220,000)	(92)	(56,580)
Tesla Strike price $360, expiration date 11/18/22, notional amount $(1,836,000)	(51)	(13,209)
UnitedHealth Group Strike price $600, expiration date 12/16/22, notional amount $(2,400,000)	(40)	(12,200)
LVIP BlackRock Global Allocation Fund–33

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
Centrally Cleared (continued)
Call Options (continued)
Valero Energy Strike price $120, expiration date 1/20/23, notional amount $(2,184,000)	(182)	$ (121,940)
		(659,865)
		(10,894,934)
Total Options Written (Premiums received $(13,186,454))		(28,736,465)

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.47%)	(9,333,993)
NET ASSETS APPLICABLE TO 203,971,706 SHARES OUTSTANDING–100.00%	$1,997,440,636

[1] Units consist of 1 share of common stock and 1 warrant.
Δ Securities have been classified by country of origin.
✠ All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
^ Zero coupon security. The rate shown is the yield at the time of purchase.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2022. Rate will reset at a future date.
@ PIK. 100% of the income received was in the form of additional par.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
* Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.
‡ Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
φ Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2022.
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
✱ Units consist of 1 share of common stock and 1/5 warrant.
§ Units consist of 1 share of common stock and 1/6 warrant.
× Fully or partially pledged as collateral for derivatives.
✧✧ Units consist of 1 share of common stock and 1/3 warrant.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
† Non-income producing.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
≠ The rate shown is the effective yield at the time of purchase.
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2022, the aggregate value of restricted securities was $64,731,514, which represented 3.24% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

LVIP BlackRock Global Allocation Fund–34

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Restricted Securities
Investment	Date of Acquisition/In-kind Transfer	Cost	Value
10x Future Technologies Holdng	6/6/2022	$966,416	$612,337
Breeze Aviation Group, Inc. Series B	6/6/2022	814,265	620,379
Bytedance Ltd. Series E	6/6/2022	3,933,653	3,949,850
Caresyntax, Inc.	6/6/2022	240,886	146,249
CML ST Regis Aspen	6/6/2022	1,184,887	1,155,009
CML Trigrams	6/6/2022	5,575,306	5,541,740
Cypher Bidco	6/6/2022	1,514,385	1,342,737
Databricks, Inc. Series F	6/6/2022	3,699,435	3,699,636
Databricks, Inc. Series G	6/6/2022	1,010,938	1,010,993
Dream Finders Homes, Inc.	6/6/2022	2,327,696	2,222,302
Epic Games, Inc.	6/6/2022	2,952,750	2,885,948
Exo Imaging, Inc. Series C	6/6/2022	407,022	396,665
Fanatics Holdings, Inc.	6/6/2022	2,573,239	2,375,619
Farmers Business Network, Inc. Series F	6/6/2022	1,092,852	1,077,965
Farmers Business Network, Inc. Series G	6/6/2022	165,273	163,021
Freed Co. Ltd.	6/6/2022	1,064,813	1,048,320
Galaxy Universal LLC	6/6/2022	1,332,076	1,357,542
GM Cruise Holdings LLC Class G	6/6/2022	542,495	471,034
Grand Rounds, Inc.	4/29/2019	1,804,027	1,593,974
Green Plains Operating Co. LLC	6/6/2022	995,724	990,301
Jawbone, Inc.	4/29/2019	0	0
Jumpcloud, Inc. Series E-1	6/6/2022	2,531,915	2,207,437
Jumpcloud, Inc. Series F	6/6/2022	166,530	145,189
Lesson Nine GmbH Series B	6/6/2022	514,311	409,184
Loadsmart, Inc. Series C	6/6/2022	1,759,432	1,441,810
Loadsmart, Inc. Series D	6/6/2022	155,855	127,719
Lookout, Inc.	4/29/2019	153,118	196,570
Lookout, Inc. Series F	4/29/2019	2,322,271	2,296,457
LUKOIL PJSC	10/31/2018	11,802	0
Luxembourg Life Fund	6/6/2022	1,179,254	1,176,046
Luxembourg Life Fund	6/6/2022	1,051,847	1,036,807
Magnit PJSC	8/4/2022	9,656	0
Magnit PJSC GDR	6/14/2019	35	0
MCM Trust Series 2006-4	6/6/2022	282,930	276,863
Mercia A-1	6/6/2022	1,777,721	1,578,338
Mercia A-2	6/6/2022	861,748	765,098
Mercia B-1	6/6/2022	100,093	88,867
MMC Norilsk Nickel PJSC	10/31/2018	8,399	0
Mntn Digital Series D	6/6/2022	377,132	255,658
Mythic AL, Inc. Series C	6/6/2022	391,278	340,569
Neon Pagamentos SA	6/6/2022	1,403,856	1,540,953
Noodle Partners, Inc. Series C	6/6/2022	424,113	381,772
Novatek PJSC GDR	2/17/2021	6,347	0
Oafit A Note Upsize	6/6/2022	87,441	76,842
Oafit A Note Upsize	6/6/2022	466,033	408,316
Oceana Australian Fixed Income Trust	6/6/2022	322,464	283,915
Oceana Australian Fixed Income Trust	6/6/2022	618,743	542,583
OpenDoor	6/6/2022	3,867,513	3,791,304
OVG Business Services LLC	6/6/2022	686,867	657,257
Profrac Services LLC	6/6/2022	379,202	395,779
LVIP BlackRock Global Allocation Fund–35

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Restricted Securities (continued)
Investment	Date of Acquisition/In-kind Transfer	Cost	Value
PsiQuantum Corp. Series D	6/6/2022	$379,300	$375,458
Quintis Australia Pty. Ltd.	4/29/2019	967,514	0
Relativity Space, Inc. Series E	6/6/2022	555,650	507,447
Salt Pay Co. Ltd. Series C	6/6/2022	465,535	434,812
SambaNova Systems, Inc. Series C	6/6/2022	1,364,826	1,155,112
SambaNova Systems, Inc. Series D	6/6/2022	434,237	367,514
Sheraton Austin	6/6/2022	1,671,920	1,626,864
Snorkel AI, Inc. Series B	6/6/2022	41,487	41,264
Snorkel AI, Inc. Series C	6/6/2022	148,614	147,815
Sonder Corp.	6/6/2022	1,179,813	1,141,125
Starwood Property Trust, Inc.	6/6/2022	1,404,917	1,384,124
TVC DSCR 21-1	6/6/2022	578,422	604,619
Ursa Major Technologies, Inc.	6/6/2022	470,678	617,958
Verge Genomics Series B	6/6/2022	513,271	530,560
Vita Global FinCo Ltd.	6/6/2022	681,807	603,218
Vita Global FinCo Ltd.	6/6/2022	476,903	412,340
Volta Series C	6/6/2022	174,273	115,694
Zero Mass Water Series C-1	6/6/2022	1,583,070	1,582,636
Total		$69,208,281	$64,731,514

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at September 30, 2022:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BCLY	AUD	34,789,614	USD	(24,442,800)	11/18/22	$—	$(2,174,534)
BCLY	EUR	2,092,793	USD	(2,082,434)	12/21/22	—	(17,702)
BNP	CAD	5,634,020	USD	(4,296,810)	10/20/22	—	(218,402)
BNP	EUR	68,565,266	USD	(68,972,544)	11/18/22	—	(1,544,433)
BNP	EUR	(3,137,722)	USD	3,076,056	12/21/22	—	(19,593)
BNP	INR	(17,499,595)	USD	218,126	12/15/22	5,169	—
BOA	CNH	(353,291)	USD	52,426	10/20/22	2,927	—
BOA	CNH	24,538,004	USD	(3,517,227)	10/20/22	—	(79,191)
BOA	CNH	(25,320,694)	USD	3,519,804	12/21/22	—	(33,028)
BOA	EUR	3,951,000	USD	(4,070,107)	10/20/22	—	(192,462)
BOA	EUR	(20,213,350)	USD	20,272,541	11/18/22	394,429	—
BOA	GBP	4,440	USD	(5,377)	11/18/22	—	(416)
BOA	GBP	(2,752,515)	USD	2,948,769	12/21/22	—	(128,543)
BOA	JPY	24,328,779	USD	(182,262)	11/18/22	—	(13,332)
BOA	JPY	(6,985,000,000)	USD	49,823,123	1/6/23	984,917	—
BOA	KRW	451,934,786	USD	(341,364)	11/23/22	—	(27,555)
CITI	CHF	168,036	USD	(178,322)	11/18/22	—	(7,235)
CITI	CHF	4,188,475	USD	(4,306,787)	12/15/22	—	(28,214)
CITI	INR	(751,439,575)	USD	9,364,083	12/15/22	219,607	—
CITI	MXN	10,228,911	USD	(492,684)	10/20/22	13,298	—
CITI	SGD	1,896,158	USD	(1,315,132)	12/15/22	6,440	—
DB	CAD	15,538,857	USD	(12,021,995)	10/20/22	—	(773,581)
DB	CNH	(98,441,854)	USD	14,605,833	10/20/22	813,079	—
DB	CNH	(124,777)	USD	17,262	12/21/22	—	(246)
DB	EUR	10,082,820	USD	(10,318,538)	11/18/22	—	(402,942)
DB	HKD	(76,942,692)	USD	9,823,266	10/20/22	16,266	—
DB	MXN	105,605,430	USD	(5,086,304)	10/20/22	137,562	—
DB	NOK	(50,859,631)	USD	5,135,774	10/20/22	464,338	—
DB	NZD	1,960,646	USD	(1,181,951)	12/15/22	—	(84,196)
LVIP BlackRock Global Allocation Fund–36

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Foreign Currency Exchange Contracts (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
DB	SEK	(55,814,699)	USD	5,274,368	12/15/22	$220,660	$—
DB	SEK	22,191,251	USD	(1,948,789)	12/15/22	60,504	—
GSI	AUD	244,675	USD	(171,946)	11/18/22	—	(15,333)
GSI	BRL	(25,041,460)	USD	4,836,873	12/2/22	260,407	—
GSI	MXN	97,400,270	USD	(4,826,412)	10/20/22	—	(8,422)
HSBC	AUD	44,782	USD	(30,938)	10/20/22	—	(2,286)
HSBC	CNH	(62,541,792)	USD	8,928,380	12/21/22	152,930	—
HSBC	HKD	(376,027)	USD	48,026	11/18/22	72	—
HSBC	IDR	36,066,041,252	USD	(2,381,697)	10/19/22	—	(27,500)
HSBC	JPY	2,318,328,182	USD	(16,035,856)	10/5/22	—	(10,274)
HSBC	JPY	(2,401,400,000)	USD	17,902,611	11/14/22	1,235,852	—
HSBC	JPY	1,370,238,802	USD	(9,606,323)	11/18/22	—	(91,899)
HSBC	JPY	(6,055,350,000)	USD	44,881,739	11/21/22	2,821,160	—
HSBC	JPY	(3,210,950,000)	USD	23,678,001	11/28/22	1,356,718	—
HSBC	JPY	(2,316,600,000)	USD	16,215,608	1/11/23	7,466	—
HSBC	NOK	(314,944)	USD	31,809	10/20/22	2,882	—
HSBC	SGD	1,867,857	USD	(1,298,345)	12/15/22	3,502	—
JPMC	AUD	6,718,222	USD	(4,642,696)	10/20/22	—	(344,351)
JPMC	BRL	(162,169)	USD	31,288	12/2/22	1,651	—
JPMC	BRL	38,865,234	USD	(7,388,547)	12/2/22	—	(285,710)
JPMC	CHF	31,165,913	USD	(33,053,534)	11/18/22	—	(1,321,625)
JPMC	CNH	20,421,263	USD	(2,901,943)	12/21/22	—	(36,566)
JPMC	CNH	(19,333,056)	USD	2,716,118	12/21/22	3,432	—
JPMC	DKK	45,411,673	USD	(5,863,694)	12/15/22	158,760	—
JPMC	EUR	(13,972,736)	USD	14,247,627	10/20/22	534,309	—
JPMC	EUR	3,139,189	USD	(3,123,612)	12/21/22	—	(26,516)
JPMC	EUR	(3,128,799)	USD	3,060,760	12/21/22	—	(26,086)
JPMC	GBP	5,936,089	USD	(7,178,062)	11/18/22	—	(545,243)
JPMC	HKD	(718,169)	USD	91,689	10/20/22	153	—
JPMC	HKD	(76,545,958)	USD	9,777,167	11/18/22	15,400	—
JPMC	JPY	1,969,306,932	USD	(14,247,627)	10/20/22	—	(614,991)
JPMC	PLN	107,057	USD	(22,488)	12/15/22	—	(1,169)
MSC	AUD	9,801,102	USD	(6,648,564)	10/20/22	—	(377,781)
MSC	CHF	(41,137)	USD	43,579	11/18/22	1,695	—
MSC	CNH	14,870,182	USD	(2,127,777)	12/21/22	—	(41,291)
MSC	DKK	11,676,066	USD	(1,582,608)	12/15/22	—	(34,138)
MSC	EUR	(75,719)	USD	77,238	10/20/22	2,925	—
MSC	EUR	49,541	USD	(50,716)	11/18/22	—	(1,996)
MSC	GBP	(22,999)	USD	24,621	12/21/22	—	(1,092)
MSC	JPY	10,675,866	USD	(77,238)	10/20/22	—	(3,334)
MSC	JPY	3,758,404,933	USD	(28,146,101)	11/18/22	—	(2,049,148)
MSC	JPY	(8,886,800,000)	USD	63,903,957	12/12/22	1,994,883	—
MSC	NOK	421,811	USD	(43,579)	11/18/22	—	(4,808)
MSC	PLN	4,827,467	USD	(1,013,275)	12/15/22	—	(51,931)
MSC	SGD	1,896,157	USD	(1,311,947)	12/15/22	9,624	—
MSC	ZAR	17,772,513	USD	(1,013,776)	12/15/22	—	(38,490)
UBS	CHF	(9,333,954)	USD	9,891,555	11/18/22	388,090	—
UBS	EUR	(4,331,087)	USD	4,341,572	12/15/22	71,441	—
UBS	GBP	3,775,279	USD	(4,341,572)	12/15/22	—	(121,436)
UBS	JPY	11,411,276,092	USD	(79,639,520)	11/18/22	—	(403,902)
UBS	KRW	10,708,283,002	USD	(8,084,499)	11/23/22	—	(649,009)
UBS	NOK	95,742,342	USD	(9,891,555)	11/18/22	—	(1,091,269)
Total Foreign Currency Exchange Contracts						$12,362,548	$(13,973,201)
LVIP BlackRock Global Allocation Fund–37

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
155	3 Month SONIA	$40,746,048	$41,370,488	9/19/23	$—	$(624,440)
358	Australia 10 yr Bonds	26,819,055	27,430,008	12/15/22	—	(610,953)
(68)	Euro-BTP	(7,462,729)	(7,399,350)	12/8/22	—	(63,379)
180	Euro-Bund	24,430,885	25,616,281	12/8/22	—	(1,185,396)
(23)	Euro-Buxl	(3,305,435)	(3,675,583)	12/8/22	370,148	—
(127)	Euro-Schatz	(13,338,438)	(13,450,278)	12/8/22	111,840	—
(18)	Japan 10 yr Bonds (OSE)	(18,443,999)	(18,463,820)	12/13/22	19,821	—
(26)	Long Gilt	(2,798,521)	(3,194,504)	12/28/22	395,983	—
710	U.S. Treasury 10 yr Notes	79,564,375	83,433,141	12/20/22	—	(3,868,766)
(2,049)	U.S. Treasury 10 yr Ultra Notes	(242,774,484)	(254,247,597)	12/20/22	11,473,113	—
326	U.S. Treasury 2 yr Notes	66,957,344	67,638,963	12/30/22	—	(681,619)
(588)	U.S. Treasury 5 yr Notes	(63,214,594)	(63,469,884)	12/30/22	255,290	—
58	U.S. Treasury Long Bonds	7,331,563	7,883,495	12/20/22	—	(551,932)
4	U.S. Treasury Ultra Bonds	469,444	481,012	12/8/22	—	(11,568)
484	U.S. Treasury Ultra Bonds	66,308,000	69,485,573	12/20/22	—	(3,177,573)
					12,626,195	(10,775,626)
Equity Contracts:
1	DAX Index	297,298	329,691	12/16/22	—	(32,393)
23	E-mini MSCI Emerging Markets Index	1,002,225	1,139,713	12/16/22	—	(137,488)
(182)	E-mini NASDAQ 100	(40,169,220)	(45,211,289)	12/16/22	5,042,069	—
18	E-mini Russell 2000 Index	1,502,820	1,701,095	12/16/22	—	(198,275)
(128)	E-mini S&P 500 Index	(23,049,600)	(23,676,493)	12/16/22	626,893	—
(189)	Euro STOXX 50 Index	(6,140,357)	(6,599,942)	12/16/22	459,585	—
42	FTSE 100 Index	3,242,562	3,503,538	12/16/22	—	(260,976)
4	S&P / TSX 60 Index	646,324	673,098	12/15/22	—	(26,774)
136	SGX Nifty 50 Index	4,647,936	4,656,825	10/27/22	—	(8,889)
(2)	SPI 200 Index	(206,799)	(220,484)	12/15/22	13,685	—
1	Yen Denominated Nikkei 225 Index	89,581	94,582	12/8/22	—	(5,001)
					6,142,232	(669,796)
Total Futures Contracts					$18,768,427	$(11,445,422)
Swap Contracts
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
Protection Purchased
CDX.NA.HY.38- Quarterly[3]	754,317	(5.00%)	6/20/27	$15,922	$18,640	$—	$(2,718)
Protection Sold
CDX.NA.HY.37- Quarterly[3]	772,131	(5.00%)	12/20/26	(2,911)	18,032	—	(20,943)
CDX.NA.HY.39- Quarterly[3]	35,719,155	(5.00%)	12/20/27	(1,411,927)	(1,513,921)	101,994	—
CDX.NA.IG.39- Quarterly[4]	5,261,984	(1.00%)	12/20/27	(16,453)	8,546	—	(24,999)
ITRAXX.XO.36- Quarterly[5]	EUR 6,618,255	(5.00%)	12/20/26	(150,244)	451,590	—	(601,834)
ITRAXX.XO.38- Quarterly[5]	EUR 955,386	(5.00%)	12/20/27	(48,208)	(34,656)	—	(13,552)
					(1,070,409)	101,994	(661,328)
					(1,051,769)	101,994	(664,046)

LVIP BlackRock Global Allocation Fund–38

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Credit Default Swap (CDS) Contracts (continued)
Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Protection Purchased
JPMC AVIS Budget Group 4.75 - 04/01/2028 - Quarterly	431,000	(5.00%)	12/20/26	$355	$(52,530)	$52,885	$—
BCLY Bombardier, Inc. 7.45 - 05/01/2034 - Quarterly	323,216	(5.00%)	6/20/23	(2,099)	13,091	—	(15,190)
BNP BorgWarner, Inc. 3.38 - 03/15/2025 - Quarterly	45,000	(1.00%)	12/20/27	1,261	654	607	—
JPMC Ford Motor Co. 4.35 - 12/08/2026 - Quarterly	60,000	(5.00%)	6/20/27	(1,748)	(5,673)	3,925	—
CITI Ford Motor Co. 4.35 - 12/08/2026 - Quarterly	30,000	(5.00%)	6/20/27	(874)	(1,383)	509	—
CITI Ford Motor Co. 4.35 - 12/08/2026 - Quarterly	385,000	(5.00%)	12/20/27	(9,228)	(23,111)	13,883	—
GSI General Electric Co. 6.75 - 03/15/2032 -Quarterly	107,914	(1.00%)	6/20/27	2,247	2,145	102	—
MSC General Electric Co. 6.75 - 03/15/2032 -Quarterly	107,914	(1.00%)	6/20/27	2,247	2,145	102	—
MSC General Electric Co. 6.75 - 03/15/2032 -Quarterly	144,172	(1.00%)	6/20/27	3,002	2,688	314	—
GSI Pitney Bowes, Inc. 4.63 - 03/15/2025 - Quarterly	40,000	(1.00%)	6/20/24	7,757	4,623	3,134	—
BCLY Pitney Bowes, Inc. 4.63 - 03/15/2025 - Quarterly	50,000	(1.00%)	6/20/24	9,696	5,774	3,922	—
GSI Pitney Bowes, Inc. 4.63 - 03/15/2025 - Quarterly	85,000	(1.00%)	6/20/25	25,196	24,218	978	—
BCLY Staples, Inc. 10.75 - 04/15/2027 - Quarterly	85,000	(5.00%)	6/20/24	10,811	8,589	2,222	—
					(18,770)	82,583	(15,190)
Total CDS Contracts					$(1,070,539)	$184,577	$(679,236)
Swap Contract
Inflation Swap Contract
	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation[1]
Centrally Cleared:
JPMC–Pay amounts based on Inflation EU-CPI-U Index and receive fixed rate coupon at maturity	EUR 1,585,000	(2.69%)	8/15/32	$39,531	$39,531
LVIP BlackRock Global Allocation Fund–39

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Interest Rate Swap (IRS) Contracts
Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
1 yr IRS-(At Maturity)	GBP 56,919,782	(4.26%)	1.00%[6]	9/6/24	$(859,954)	$302	$—	$(860,256)
10 yr IRS-(Annual/Semiannual)	EUR 3,655,837	0.02%	(0.98%)[7]	8/26/31	837,909	67	837,842	—
10 yr IRS-(Annual)	5,558,846	2.58%	(2.96%)[8]	5/24/32	429,419	(5,283)	434,702	—
10 yr IRS-(Annual)	918,178	2.60%	(2.96%)[8]	5/26/32	69,497	14	69,483	—
10 yr IRS-(Annual)	30,521,800	(2.65%)	2.96%[8]	5/2/32	(2,132,500)	27,348	—	(2,159,848)
10 yr IRS-(Annual)	42,077,176	(2.82%)	2.96%[8]	6/13/32	(2,453,903)	(47,424)	—	(2,406,479)
10 yr IRS-(Annual)	11,444,776	(3.47%)	1.00%[8]	10/4/32	179	179	—	—
2 yr IRS-(Semiannual/Quarterly)	8,141,276	0.53%	(3.16%)[9]	6/6/24	526,210	47	526,163	—
2 yr IRS-(Monthly)	MXN 34,644,162	(4.42%)	8.86%[10]	2/28/23	(44,221)	2	—	(44,223)
2 yr IRS-(Monthly)	MXN 34,633,271	(4.50%)	8.89%[10]	3/3/23	(43,769)	2	—	(43,771)
2 yr IRS-(Annual)	5,326,477	2.00%	(1.00%)[8]	2/17/25	220,324	23	220,301	—
2 yr IRS-(Annual)	55,432,000	(2.65%)	2.96%[8]	5/2/24	(1,124,929)	11,554	—	(1,136,483)
2 yr IRS-(Annual)	85,753,129	(2.89%)	2.96%[8]	6/13/24	(1,667,242)	(13,149)	—	(1,654,093)
20 yr IRS-(Annual)	698,400	2.61%	(2.96%)[8]	5/2/42	73,378	1,685	71,693	—
20 yr IRS-(Annual)	1,290,375	2.85%	(2.96%)[8]	6/13/42	94,160	605	93,555	—
3 yr IRS-(Monthly)	MXN 24,581,627	(4.68%)	8.86%[10]	2/27/24	(95,490)	3	—	(95,493)
3 yr IRS-(Monthly)	MXN 24,581,627	(4.86%)	8.89%[10]	3/1/24	(92,536)	3	—	(92,539)
3 yr IRS-(At Maturity)	BRL 10,128,697	(9.39%)	1.00%[11]	1/2/25	(109,580)	—	—	(109,580)
3 yr IRS-(At Maturity)	BRL 11,049,648	(9.42%)	1.00%[11]	1/2/25	(117,488)	—	—	(117,488)
3 yr IRS-(At Maturity)	BRL 11,008,919	(9.54%)	1.00%[11]	1/2/25	(108,903)	—	—	(108,903)
3 yr IRS-(Annual)	65,073,600	2.72%	(2.96%)[8]	5/2/25	1,890,984	(15,870)	1,906,854	—
3 yr IRS-(Annual)	115,736,903	2.89%	(2.96%)[8]	6/13/25	3,179,849	47,002	3,132,847	—
30 yr IRS-(Annual)	21,109,500	2.43%	(2.96%)[8]	5/2/52	2,507,420	(45,879)	2,553,299	—
30 yr IRS-(Annual)	37,057,550	2.67%	(2.96%)[8]	6/13/52	2,763,154	(36,369)	2,799,523	—
5 yr IRS-(Semiannual/Quarterly)	1,639,664	0.68%	(2.98%)[9]	2/22/26	186,654	10	186,644	—
5 yr IRS-(Semiannual/Quarterly)	41,997,765	0.64%	(3.07%)[9]	5/27/26	5,055,149	286	5,054,863	—
5 yr IRS-(Semiannual/Quarterly)	13,999,255	0.85%	(3.07%)[9]	5/27/26	1,576,748	95	1,576,653	—
5 yr IRS-(Monthly)	MXN 20,296,160	(6.48%)	8.87%[10]	8/12/26	(96,335)	7	—	(96,342)
5 yr IRS-(Monthly)	MXN 27,869,289	(6.47%)	8.88%[10]	8/13/26	(132,790)	10	—	(132,800)
5 yr IRS-(Monthly)	MXN 13,784,000	(6.44%)	8.89%[10]	8/14/26	(66,213)	6	—	(66,219)
5 yr IRS-(Monthly)	MXN 22,719,389	(6.42%)	8.89%[10]	8/14/26	(110,062)	7	—	(110,069)
5 yr IRS-(Monthly)	MXN 20,466,582	(6.42%)	8.89%[10]	8/17/26	(98,840)	7	—	(98,847)
5 yr IRS-(Monthly)	MXN 28,020,580	(6.43%)	8.88%[10]	8/13/26	(135,225)	9	—	(135,234)
5 yr IRS-(Annual)	48,820,600	(2.67%)	2.96%[8]	5/2/27	(2,195,997)	(33,511)	—	(2,162,486)
5 yr IRS-(Annual)	13,192,306	(2.83%)	2.96%[8]	6/13/27	(536,431)	(5,386)	—	(531,045)
9 yr IRS-(Semiannual/Quarterly)	851,872	1.08%	(2.94%)[9]	8/17/30	164,627	111,286	53,341	—
Total IRS Contracts						$(2,312)	$19,517,763	$(12,162,198)
LVIP BlackRock Global Allocation Fund–40

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Total Return Swap (TRS) Contracts
Counterparty/ Swap Obligation	Notional Amount[2]	Floating Interest Paid (Received)	Termination Date	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
CITI- Receive Variable amounts based on SOFR12M and payments based on Pitney Bowes, Inc.	(792)	2.71%	12/27/22	$1,296	$1,296	$—
CITI- Receive Variable amounts based on SOFR12M and payments based on iShares iBoxx $ Investment Grade Corporate Bond ETF	(12,515)	2.56%	12/16/22	62,697	62,697	—
BNP- Receive amounts based on SPDR Bloomberg High Yield Bond ETF and pay variable quarterly payments based on SOFR12M	70,883	(2.76%)	12/16/22	(321,712)	—	(321,712)
JPMC- Receive amounts based on iShares iBoxx High Yield Corporate Bond ETF and pay variable quarterly payments based on SOFR12M	6,505	(1.26%)	12/16/22	(21,369)	—	(21,369)
BCLY- Receive amounts based on SPDR Bloomberg High Yield Bond ETF and pay variable quarterly payments based on SOFR12M	10,819	(2.51%)	12/16/22	(45,179)	—	(45,179)
GSI- Receive amounts based on SPDR Bloomberg High Yield Bond ETF and pay variable quarterly payments based on SOFR12M	18,419	(2.71%)	12/16/22	(75,560)	—	(75,560)
CITI- Receive amounts based on iShares iBoxx High Yield Corporate Bond ETF and pay variable quarterly payments based on SOFR12M	3,270	(1.21%)	12/16/22	(9,985)	—	(9,985)
ML- Receive amounts based on iShares iBoxx High Yield Corporate Bond ETF and pay variable quarterly payments based on SOFR12M	14,755	(1.16%)	12/16/22	(45,030)	—	(45,030)
CITI- Receive amounts based on SPDR Bloomberg High Yield Bond ETF and pay variable quarterly payments based on SOFR12M	15,488	(3.11%)	12/16/22	(58,743)	—	(58,743)
BNP- Receive amounts based on iShares iBoxx High Yield Corporate Bond ETF and pay variable quarterly payments based on SOFR12M	73,526	(2.94%)	10/17/22	(210,892)	—	(210,892)
BCLY- Receive amounts based on iShares iBoxx High Yield Corporate Bond ETF and pay variable quarterly payments based on SOFR12M	27,144	(1.00%)	10/26/22	2,986	2,986	—
Total TRS Contracts					$66,979	$(788,470)
LVIP BlackRock Global Allocation Fund–41

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Total Return Swap (TRS) Contracts (continued)
Swap Contracts
Contracts For Difference (CFD) Swap Contracts
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[12]	Termination Date[13]	Notional Amount[2]	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Short Equities
Australia
JPM - Allkem Ltd. - Monthly	(15,177)	2.82%	10/12/2022	(204,624)	$19,626	$19,626	$—
JPM - AMP Ltd. - Monthly	(264,266)	2.82%	10/12/2022	(200,324)	14,273	14,273	—
JPM - Idp Education Ltd. - Monthly	(4,827)	2.82%	10/12/2022	(92,546)	10,396	10,396	—
JPM - OZ Minerals Ltd. - Monthly	(9,335)	2.82%	10/12/2022	(163,986)	9,256	9,256	—
JPM - Pilbara Minerals Ltd. - Monthly	(61,990)	2.82%	10/12/2022	(225,325)	(4,636)	—	(4,636)
Brazil
JPM - Alpargatas SA - Monthly	(2,027)	2.07%	10/12/2022	(7,999)	(17)	—	(17)
JPM - Localiza Rent A Car SA - Monthly	(18,887)	2.57%	10/12/2022	(224,673)	11,983	11,983	—
JPM - Magazine Luiza SA - Monthly	(406,588)	0.93%	10/12/2022	(375,247)	(4,932)	—	(4,932)
Canada
JPM - Shaw Communications - Monthly	(10,304)	2.80%	10/12/2022	(266,834)	14,942	14,942	—
China
JPM - Fuyao Glass Industry Group Ltd. - Monthly	(4,000)	2.77%	10/12/2022	(19,669)	3,516	3,516	—
CITI - Microport Scientific Corp. - Monthly	(40,600)	21.32%	10/24/2022	(104,707)	1,762	1,762	—
JPM - Shandong Gold Mining Co. Ltd. - Monthly	(117,000)	2.72%	10/12/2022	(202,618)	16,607	16,607	—
Finland
JPM - Orion OYJ - Monthly	(4,402)	2.81%	10/12/2022	(194,091)	8,312	8,312	—
France
JPM - Alstom SA - Monthly	(6,692)	2.57%	10/12/2022	(135,856)	26,079	26,079	—
Germany
CITI - Beiersdorf AG - Monthly	(3,176)	14.86%	10/24/2022	(309,246)	(4,846)	—	(4,846)
JPM - Delivery Hero SE - Monthly	(5,852)	2.81%	10/12/2022	(269,080)	51,573	51,573	—
CITI - Siemens Healthineers AG - Monthly	(5,656)	15.96%	10/24/2022	(230,005)	(15,346)	—	(15,346)
JPM - Vonovia SE - Monthly	(4,208)	2.81%	10/12/2022	(107,759)	16,201	16,201	—
Hong Kong
CITI - Bilibili, Inc. - Monthly	(16,300)	14.16%	10/24/2022	(269,077)	20,733	20,733	—
CITI - China Overseas Land & Invest Ltd. - Monthly	(28,000)	9.16%	10/24/2022	(77,049)	4,106	4,106	—
JPM - China Southern Airlines Co. - Monthly	(50,000)	2.77%	10/12/2022	(26,434)	64	64	—
CITI - China Vanke Co. Ltd. - Monthly	(141,990)	4.07%	10/24/2022	(273,868)	15,208	15,208	—
JPM - CK Asset Holdings Ltd. - Monthly	(18,500)	2.77%	10/12/2022	(125,261)	14,024	14,024	—
JPM - Country Garden Holdings Co. Ltd. - Monthly	(164,152)	2.77%	10/12/2022	(46,006)	7,947	7,947	—
JPM - Geely Automobile Holdings Ltd. - Monthly	(25,000)	2.77%	10/12/2022	(44,078)	9,619	9,619	—
CITI - Kuaishou Technology - Monthly	(15,000)	9.01%	10/24/2022	(106,058)	8,700	8,700	—
JPM - Li-Ning Co. Ltd. - Monthly	(17,500)	2.77%	10/12/2022	(145,619)	11,637	11,637	—
CITI - Longfor Group Holdings Ltd. - Monthly	(44,000)	4.22%	10/24/2022	(144,322)	17,925	17,925	—
CITI - Sunny Optical Technology Ltd. - Monthly	(2,300)	1.47%	10/24/2022	(24,760)	2,741	2,741	—
JPM - Xiaomi Corp. - Monthly	(473,200)	2.77%	10/12/2022	(633,611)	93,493	93,493	—
JPM - Zhuzhou CRRC Times Electric Co. Ltd. - Monthly	(38,600)	2.77%	10/12/2022	(176,259)	13,989	13,989	—
Italy
CITI - Leonardo SpA - Monthly	(11,000)	9.17%	10/24/2022	(88,104)	9,740	9,740	—
CITI - Nexi SPA - Monthly	(9,312)	8.17%	10/24/2022	(78,007)	1,907	1,907	—
Japan
JPM - Hitachi Metals Ltd. - Monthly	(7,200)	2.82%	10/12/2022	(105,587)	(2,603)	—	(2,603)
CITI - Money Forward, Inc. - Monthly	(7,100)	14.71%	10/24/2022	(160,930)	9,850	9,850	—
JPM - Olympus Corp. - Monthly	(11,300)	2.82%	10/12/2022	(240,358)	23,445	23,445	—
CITI - Open House Group Co. Ltd. - Monthly	(1,500)	2.11%	10/24/2022	(53,854)	3,127	3,127	—
JPM - Tokyo Electric Power Holdings, Inc. - Monthly	(19,500)	2.82%	10/12/2022	(67,881)	5,641	5,641	—
Netherlands
JPM - Aegon NV - Monthly	(61,561)	2.81%	10/12/2022	(271,321)	23,937	23,937	—
JPM - InPost SA - Monthly	(25,722)	2.81%	10/12/2022	(162,465)	10,921	10,921	—
CITI - Just Eat Takeaway - Monthly	(15,587)	4.88%	10/24/2022	(235,412)	(11,592)	—	(11,592)
CITI - Prosus - Monthly	(4,245)	28.64%	10/24/2022	(250,304)	4,852	4,852	—
Poland
JPM - CD Projekt SA - Monthly	(3,140)	1.96%	10/12/2022	(54,577)	(9,126)	—	(9,126)
Republic of Korea
CITI - Celltrion Healthcare Co. Ltd. - Monthly	(1,310)	4.13%	10/24/2022	(69,592)	(1,746)	—	(1,746)
LVIP BlackRock Global Allocation Fund–42

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Contracts For Difference (CFD) Swap Contracts (continued)
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[12]	Termination Date[13]	Notional Amount[2]	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:

Republic of Korea (continued)
CITI - Hybe Ltd. - Monthly	(838)	3.51%	10/24/2022	(88,473)	$9,400	$9,400	$—
JPM - ILJIN Materials Co. Ltd. - Monthly	(2,250)	2.32%	10/12/2022	(108,215)	28,324	28,324	—
CITI - Kakao Corp. - Monthly	(3,541)	26.99%	10/24/2022	(151,549)	10,226	10,226	—
CITI - Ncsoft Corp. - Monthly	(530)	10.86%	10/24/2022	(130,312)	2,137	2,137	—
JPM - Posco Chemical Co. Ltd. - Monthly	(3,595)	2.03%	10/12/2022	(440,009)	63,095	63,095	—
Spain
CITI - Ferrovial SA - Monthly	(1,214)	2.20%	10/24/2022	(28,146)	328	328	—
Sweden
CITI - Electrolux AB - Monthly	(13,228)	17.35%	10/24/2022	(138,436)	(96)	—	(96)
CITI - Fastighets AB Balder - Monthly	(48,720)	9.18%	10/24/2022	(208,986)	12,503	12,503	—
CITI - Sagax AB - Monthly	(1,024)	2.11%	10/24/2022	(16,798)	(199)	—	(199)
CITI - Sweco AB - Monthly	(1,597)	1.20%	10/24/2022	(13,433)	(36)	—	(36)
JPM - Swedish Match AB - Monthly	(19,268)	2.77%	10/12/2022	(208,726)	3,140	3,140	—
Switzerland
CITI - Adecco Group AG - Monthly	(4,210)	14.63%	10/24/2022	(121,720)	4,477	4,477	—
JPM - Bachem Holding AG - Monthly	(572)	2.81%	10/12/2022	(34,881)	(1,615)	—	(1,615)
United Kingdom
CITI - BT Group PLC - Monthly	(11,827)	2.25%	10/24/2022	(17,915)	1,894	1,894	—
JPM - Informa PLC - Monthly	(7,421)	2.82%	10/12/2022	(46,603)	3,592	3,592	—
JPM - Ocado Group PLC - Monthly	(19,528)	2.82%	10/12/2022	(158,951)	55,950	55,950	—
CITI - Rolls-Royce Holdings PLC - Monthly	(38,883)	2.51%	10/24/2022	(32,085)	1,879	1,879	—
United States
JPM - Broadridge Financial Solutions - Monthly	(1,337)	2.92%	10/12/2022	(264,444)	35,591	35,591	—
CITI - Caesars Entertainment, Inc. - Monthly	(1,233)	30.10%	10/24/2022	(46,385)	6,609	6,609	—
CITI - CarMax, Inc. - Monthly	(1,481)	10.95%	10/24/2022	(118,139)	20,364	20,364	—
CITI - Coinbase Global, Inc. - Monthly	(4,082)	9.68%	10/24/2022	(256,731)	(6,517)	—	(6,517)
JPM - Dish Network Corp. - Monthly	(23,957)	2.92%	10/12/2022	(425,283)	93,958	93,958	—
JPM - Dollar Tree, Inc. - Monthly	(2,443)	2.92%	10/12/2022	(345,945)	13,453	13,453	—
JPM - DXC Technology Co. - Monthly	(12,042)	2.92%	10/12/2022	(330,133)	25,529	25,529	—
CITI - EPAM Systems, Inc. - Monthly	(201)	9.26%	10/24/2022	(73,612)	812	812	—
CITI - Etsy, Inc. - Monthly	(982)	20.71%	10/24/2022	(95,735)	(2,593)	—	(2,592)
JPM - Fiserv, Inc. - Monthly	(927)	2.92%	10/12/2022	(98,058)	11,319	11,319	—
JPM - IBM Corp. - Monthly	(3,911)	2.92%	10/24/2022	(518,638)	53,972	53,972	—
CITI - Illumina - Monthly	(1,528)	29.83%	10/12/2022	(293,914)	2,387	2,387	—
CITI - Kanzhun Ltd. ADR - Monthly	(3,188)	18.23%	10/24/2022	(61,529)	7,716	7,716	—
CITI - Lamb Weston Holdings, Inc. - Monthly	(2,373)	14.98%	10/24/2022	(184,691)	1,068	1,068	—
CITI - Las Vegas Sands Corp. - Monthly	(8,378)	47.96%	10/24/2022	(346,054)	(18,683)	—	(18,683)
CITI - Lennar Corp - Monthly	(1,750)	15.17%	10/24/2022	(133,087)	2,624	2,624	—
JPM - Marvell Technology, Inc. - Monthly	(5,658)	2.92%	10/12/2022	(267,945)	25,160	25,160	—
JPM - Nielsen Holdings PLC - Monthly	(12,739)	2.92%	10/12/2022	(354,152)	1,027	1,027	—
CITI - Norwegian Cruise Line Holding Ltd. - Monthly	(22,701)	18.30%	10/24/2022	(326,667)	68,784	68,784	—
JPM - PACCAR, Inc. - Monthly	(3,432)	2.92%	10/12/2022	(296,339)	9,115	9,115	—
CITI - Paramount Global - Monthly	(14,877)	15.50%	10/24/2022	(310,483)	27,225	27,225	—
JPM - PerkinElmer, Inc. - Monthly	(2,579)	2.92%	10/12/2022	(354,121)	43,790	43,790	—
CITI - PPG Industries, Inc. - Monthly	(1,856)	67.40%	10/24/2022	(216,677)	2,283	2,283	—
CITI - PulteGroup, Inc. - Monthly	(9,121)	17.72%	10/24/2022	(369,100)	12,861	12,861	—
CITI - Quanta Services, Inc. - Monthly	(1,121)	14.10%	10/24/2022	(164,481)	9,327	9,327	—
JPM - Ross Stores, Inc. - Monthly	(5,419)	2.92%	10/12/2022	(499,877)	43,218	43,218	—
CITI - Snap, Inc. - Monthly	(9,315)	31.62%	10/12/2022	(97,435)	5,962	5,962	—
JPM - Steris PLC - Monthly	(2,732)	2.92%	10/12/2022	(605,887)	105,319	105,318	—
CITI - Take-Two Interactive Software, Inc. - Monthly	(1,795)	22.15%	10/24/2022	(205,831)	10,176	10,176	—
CITI - Teledyne Technologies, Inc. - Monthly	(929)	14.29%	10/24/2022	(334,241)	20,731	20,731	—
CITI - Viatris, Inc. - Monthly	(15,028)	17.44%	10/24/2022	(134,350)	6,312	6,312	—
LVIP BlackRock Global Allocation Fund–43

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Contracts For Difference (CFD) Swap Contracts (continued)
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[12]	Termination Date[13]	Notional Amount[2]	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:

United States (continued)
JPM - Zoom Video Communications - Monthly	(1,589)	2.92%	10/12/2022	(125,035)	$8,100	$8,100	$—
Total Short Equities						$1,389,868	$(84,582)
Total CFD Swap Contracts						$1,389,868	$(84,582)
The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the consolidated financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through September 30, 2022.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[3] Markit’s North American High Yield CDX Index, or the CDX.NA.HY Index, is composed of 100 of the most liquid North American entities with high yield credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.
[4] Markit’s North America Investment Grade Index, or CDX.NA.IG Index, is composed of 125 of the most liquid North American entities with investment grade credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.
[5] The Markit iTraxx Crossover Index, or ITRAXX.XO Index comprises the 75 most liquid sub-investment grade entities. Constituents for the index can be found at www.markit.com/Documentation.
[6] Rate resets based on SONIA12M.
[7] Rate resets based on EURIBOR06M.
[8] Rate resets based on SOFR12M-Secured Overnight Financing Rate
[9] Rate resets based on LIBOR03M.
[10] Rate resets based on Mexican Interbank Equilibrium Interest Rate 01M.
[11] Rate resets based on Brazilian Interbank Deposit (Certificado de Depósito Interbancário) Rate.
[12] Financing Rates are based on multiple financing rate benchmarks. The Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 30-300 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The specified benchmarks used in determining the variable rate of interest are the 1 Week USD-LIBOR, 1-Month USD-LIBOR and Federal Funds Rate.
[13] Date reflected is the next payment date. Contracts have an open-ended maturity date.

Summary of Abbreviations:
ADR–American Depositary Receipt
AUD–Australian Dollar
BCLY–Barclays Bank
BNP–BNP Paribas
BOA–Bank of America
BRL–Brazilian Real
BTP–Buoni del Tesoro Poliennali
CAD–Canadian Dollar
CDI–Chess Depository Interest
CDX.NA.HY–Credit Default Swap Index North America High Yield
CDX.NA.IG–Credit Default Swap Index North American Investment Grade
CHF–Swiss Franc
CITI–Citigroup Global Markets
CLO–Collateralized Loan Obligation
CNH–Chinese Yuan Renminbi
LVIP BlackRock Global Allocation Fund–44

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Summary of Abbreviations: (continued)
CPI-U–Consumer Price Index for All Urban Consumers
CSI–Credit Suisse International
DAX–Deutscher Aktien Index
DB–Deutsche Bank
DKK–Danish Krone
ETF–Exchange-Traded Fund
EUR–Euro
EURIBOR01M–Euro InterBank Offered Rate EUR 1 Month
FTSE–Financial Times Stock Exchange
GBP–British Pound Sterling
GDR–Global Depository Receipt
GS–Goldman Sachs
GSI–Goldman Sachs International
HKD–Hong Kong Dollar
HSBC–Hong Kong and Shanghai Banking Corporation
IDR–Indonesia Rupiah
INR–Indian Rupee
IRS–Interest Rate Swap
ITRAXX.XO–Markit iTraxx Crossover Index
JPM–JPMorgan
JPMC–JPMorgan Chase
JPY–Japanese Yen
KRW–South Korean Won
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
EURIBOR03M–Euro InterBank Offered Rate EUR 3 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
EURIBOR06M–Euro InterBank Offered Rate EUR 6 Month
LIBOR06M–Intercontinental Exchange London Interbank Offered Rate USD 6 Month
ML–Merrill Lynch
MSC–Morgan Stanley & Co.
MSCI–Morgan Stanley Capital International
MXN–Mexican Peso
NOK–Norwegian Krone
NZD–New Zealand Dollar
OSE–Osaka Securities Exchange
PIK–Payment-in-kind
PJSC–Public Joint Stock Company
PLN–Polish Zloty
PRIME–Federal Reserve Prime Lending Rate
REMIC–Real Estate Mortgage Investment Conduits
S&P–Standard & Poor’s
S.F.–Single Family
SEK–Swedish Krona
SGD–Singapore Dollar
SGX–Singapore Stock Exchange
SOFR–Secured Overnight Financing Rate
SOFR CME01M–1 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFRTE01M–1 Month Term Secured Overnight Financing Rate
SOFRTE03M–3 Month Term Secured Overnight Financing Rate
SOFR CME03M–3 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFRTE06M–6 Month Term Secured Overnight Financing Rate
SOFR12M–Secured Overnight Financing Rate 12 Months
SOFR30A–Secured Overnight Financing Rate 30 Days Average
SONIA–Sterling Overnight Index Average
SPDR–Standard & Poor’s Depositary Receipt
SPI–Swiss Performance Index
STACR–Structured Agency Credit Risk
TBA–To be announced
TSFR01M–1 Month Term Secured Overnight Financing Rate
SONIA03M–Sterling Overnight Index Average Offered Rate GBP 3 Month
TSX–Toronto Stock Exchange
USD–United States Dollar
yr–Year
LVIP BlackRock Global Allocation Fund–45

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Summary of Abbreviations: (continued)
ZAR–South African Rand
See accompanying notes.
LVIP BlackRock Global Allocation Fund–46

LVIP BlackRock Global Allocation Fund
Consolidated Notes
September 30, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock Global Allocation Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
LVIP BlackRock Global Allocation Fund Cayman, Ltd. is a wholly-owned subsidiary (the "Subsidiary") of the Fund formed in the Cayman Islands. The Subsidiary may also hold cash and invest in other instruments, including fixed-income securities, either as investments or to serve as margin or collateral for the Subsidiary’s derivative positions. The Subsidiary (unlike the Fund) may invest without limitation in commodity-related instruments. The Subsidiary is not registered under the 1940 Act and not subject to all the investor protections of the 1940 Act.
The Fund consolidates its investment in the Subsidiary in this consolidated schedule of investments. The Fund may invest up to 25% of its total assets in the shares of the Subsidiary. Accordingly, the consolidated schedule of investments include the assets and liabilities and the results of operations of the Subsidiary. All material intercompany balances and transactions have been eliminated. As of September 30, 2022, the net assets of the Subsidiary were $13,569,791 which represented 0.68% of the Fund's net assets.
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.   Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Non exchange-traded options are valued at the last reported sale price.   Swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Unfunded Loan Commitments–Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund
LVIP BlackRock Global Allocation Fund–47

LVIP BlackRock Global Allocation Fund
Consolidated Notes (continued)
 1. Significant Accounting Policies (continued)
may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments are reflected as a liability on the Consolidated Schedule of Investments.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$312,937	$5,114,924	$—*	$5,427,861
Belgium	—	333,175	—	333,175
Brazil	1,066,301	—	—	1,066,301
Canada	18,381,763	—	—	18,381,763
Cayman Islands	734,505	—	—	734,505
Chile	577,442	—	—	577,442
China	1,340,335	30,119,624	—	31,459,959
Denmark	—	3,179,225	—	3,179,225
Finland	—	668,247	—	668,247
France	—	34,339,980	—	34,339,980
Germany	—	45,859,301	—	45,859,301
Hong Kong	—	5,765,391	—	5,765,391
India	—	370,410	—	370,410
Ireland	440,117	349,533	—	789,650
Israel	5,490,396	—	—	5,490,396
Italy	—	4,514,105	—	4,514,105
Japan	—	19,389,349	—	19,389,349
Jordan	—	72,154	—	72,154
Macau	—	51,797	—	51,797
Mexico	596,095	—	—	596,095
LVIP BlackRock Global Allocation Fund–48

LVIP BlackRock Global Allocation Fund
Consolidated Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Netherlands	$—	$22,705,751	$—	$22,705,751
Norway	—	797,502	—	797,502
Poland	—	78,461	—	78,461
Republic of Korea	—	9,865,243	—	9,865,243
Russia	—	—	—*	0
Saudi Arabia	—	36,335	—	36,335
South Africa	—	256,259	—	256,259
Spain	—	6,379,032	—	6,379,032
Sweden	—	9,330,015	115,694	9,445,709
Switzerland	4,955,274	14,671,887	—	19,627,161
Taiwan	—	7,583,193	—	7,583,193
United Arab Emirates	—	—	—*	0
United Kingdom	9,318,417	42,084,314	—	51,402,731
United States	648,843,273	—	7,674,436	656,517,709
Uruguay	221,017	—	—	221,017
Convertible Preferred Stocks	11,970,267	—	7,478,120	19,448,387
Preferred Stocks
Brazil	268,434	—	—	268,434
Germany	—	486,538	—	486,538
United States	1,854,290	—	21,177,310	23,031,600
Warrants	189,856	—	—	189,856
Convertible Bonds	—	228,400	—	228,400
Agency Collateralized Mortgage Obligations	—	2,242,155	—	2,242,155
Agency Commercial Mortgage-Backed Securities	—	639,385	—	639,385
Agency Mortgage-Backed Securities	—	21,396,739	—	21,396,739
Corporate Bonds
Australia	—	5,714	13,539,514	13,545,228
Belgium	—	926,428	—	926,428
Canada	—	5,236,799	—	5,236,799
China	—	49,906	—	49,906
France	—	381,744	—	381,744
Germany	—	4,500,272	—	4,500,272
Hong Kong	—	364,321	—	364,321
India	—	170,462	—	170,462
Ireland	—	860,605	—	860,605
Italy	—	4,020,692	—	4,020,692
Japan	—	830,748	—	830,748
Luxembourg	—	3,515,648	—	3,515,648
Netherlands	—	1,614,365	—	1,614,365
Republic of Korea	—	315,024	—	315,024
Singapore	—	203,488	—	203,488
Spain	—	661,848	—	661,848
Sweden	—	859,305	—	859,305
Switzerland	—	1,225,087	—	1,225,087
United Kingdom	—	11,539,376	—	11,539,376
United States	—	117,989,076	3,498,920	121,487,996
Zambia	—	369,092	—	369,092
Loan Agreements	—	34,546,039	23,335,493	57,881,532
Non-Agency Asset-Backed Securities	—	13,930,427	1,539,900	15,470,327
Non-Agency Collateralized Mortgage Obligations	—	8,001,702	3,690,794	11,692,496
Non-Agency Commercial Mortgage-Backed Securities	—	50,115,987	—	50,115,987
Sovereign Bonds	—	23,129,684	—	23,129,684
U.S. Treasury Obligations	—	229,707,263	—	229,707,263
Exchange-Traded Funds	42,405,466	—	—	42,405,466
Money Market Fund	167,187,302	—	—	167,187,302
Short-Term Investments	—	223,780,302	—	223,780,302
Options Purchased	8,018,315	4,152,438	—	12,170,753
Total Investments	$924,171,802	$1,031,912,266	$82,050,181	$2,038,134,249
LVIP BlackRock Global Allocation Fund–49

LVIP BlackRock Global Allocation Fund
Consolidated Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Liabilities:
Common Stocks Sold Short	$(738,716)	$(1,884,439)	$—	$(2,623,155)
Total Investments	$(738,716)	$(1,884,439)	$—	$(2,623,155)
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$12,362,548	$—	$12,362,548
Futures Contracts	$18,768,427	$—	$—	$18,768,427
Swap Contracts	$—	$21,198,718	$—	$21,198,718
Liabilities:
Foreign Currency Exchange Contracts	$—	$(13,973,201)	$—	$(13,973,201)
Futures Contracts	$(11,445,422)	$—	$—	$(11,445,422)
Options Written	$(10,894,934)	$(17,841,531)	$—	$(28,736,465)
Swap Contracts	$—	$(13,714,486)	$—	$(13,714,486)

*	Includes securities that have been valued at zero on the "Schedule of Investments" that are considered to be Level 3 investments in this table.
LVIP BlackRock Global Allocation Fund–50

LVIP BlackRock Global Allocation Fund
Consolidated Notes (continued)
 2. Investments (continued)
The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund’s securities characterized as Level 3 investments for the period ended September 30, 2022.
Asset Type	Fair Value at September 30, 2022	Valuation Technique(s)	Unobservable Input	Range (Average) (c)
Common Stock	$ 7,790,130	Market Comparable Companies	Enterprise Value to Revenue Multiple (b)	0.09x-16.50x (N/A)
		Income Approach	Weighted Average Cost of Capital (WACC)	16.30% (N/A)
Convertible Preferred Stocks	$ 7,478,120	Market Comparable Companies	Enterprise Value to Revenue Multiple (b)	3.00x-27.00x (23.51x)
Corporate Bonds	$ 17,038,434	Market Yield Analysis	Average Yield to Maturity	11.25%-13.75% (N/A)
		Income Approach	Discount Rate (a)	8.94%-9.63% (9.18%)
			Weighted Average Cost of Capital (WACC)	16.30% (N/A)
Loan Agreements	$ 23,335,493	Indicative Market Quote	Broker Quote	$96.21-$99.38 ($98.40)
		Income Approach	Discount Rate (a)	8.84%-14.22% (12.15%)
			Spread	6.38%-8.50% (7.60%)
			Average Yield to Maturity	10.99%
Non-Agency Asset-Backed Securities	$ 1,539,900	Indicative Market Quote	Broker Quote	$90.00 (N/A)
Non-Agency Collateralized Mortgage Obligations	$ 3,690,794	Indicative Market Quote	Broker Quote	$66.76 - $127.86 ($99.91)
Preferred Stocks	$ 21,177,310	Market Yield Analysis	Average Yield to Maturity	11.25%-11.75% (N/A)
		Market Comparable Companies	Enterprise Value to Revenue Multiple (b)	2.40x-32.23x (N/A)
			Term of Exit / Liquidity Event	1.50-5.00 yrs (3.41 yrs)
			Volatility Percentage	50.00%-75.00% (65.80%)
Total	$ 82,050,181
(a) Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(b) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.
(c) Unobservable inputs were weighted by the relative fair value of the instruments, where applicable.
Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to significantly increase or decrease the fair value of the Fund's securities.
LVIP BlackRock Global Allocation Fund–51

LVIP BlackRock Global Allocation Fund
Consolidated Notes (continued)
 2. Investments (continued)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Common Stock	Convertible Preferred Stock	Corporate Bonds	Loan Agreements	Non-Agency Asset-Backed Securities	Non-Agency Collateralized Mortgage Obligations	Preferred Stocks	Total
Balance as of 12/31/2021	$ 328,431	$ 1,882,494	$ 4,163,265	$—	$—	$—	$—	$ 6,374,190
Reclassifications	—	—	—	—	—	—	—	—
Purchases	8,886,485	7,040,723	13,427,834	24,285,505	1,634,335	3,726,466	22,881,245	81,882,593
Sales	(9,656)	(822,823)	—	(79,572)	—	—	—	(912,051)
Transfer In	—	—	—	—	—	—	—	—
Transfer Out	—	—	—	—	—	—	—	—
Accretion/(amortization)	—	—	11,981	23,257	1,671	6,086	—	42,995
Net realized gain	36	—	—	385	—	—	—	421
Net change in unrealized appreciation(depreciation)	(1,415,166)	(622,274)	(564,646)	(894,082)	(96,106)	(41,758)	(1,703,935)	(5,337,967)
Balance as of 9/30/2022	$ 7,790,130	$ 7,478,120	$ 17,038,434	$ 23,335,493	$ 1,539,900	$ 3,690,794	$ 21,177,310	$ 82,050,181
Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 9/30/2022	$ (1,385,274)	$ (593,998)	$ (564,646)	$ (894,082)	$ (96,106)	$ (41,758)	$ (1,703,935)	$ (5,279,799)
During the period ended September 30, 2022, there were no material transfers to or from Level 3 investments.
As a result of utilizing International fair value pricing at September 30, 2022, a portion of the Fund’s common stock investments was categorized as Level 2.
LVIP BlackRock Global Allocation Fund–52